United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                  811-8042

                    (Investment Company Act File Number)


                         Federated Insurance Series
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 12/31/06


                 Date of Reporting Period: Quarter ended 3/31/06







Item 1.     Schedule of Investments


FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

      Shares or
      Principal
        Amount                                                                          Value

                          COMMON STOCKS--99.7%
                          Consumer Discretionary--12.9%
        78,600            CBS Corp. (New)                                     $       1,884,828
        69,500    (1)     Dollar General Corp.                                        1,228,065
       120,700            Gannett Co., Inc.                                           7,232,344
       149,600            Gap (The), Inc.                                             2,794,528
       193,900    (2)     Goodyear Tire & Rubber Co.                                  2,807,672
        44,800            Home Depot, Inc.                                            1,895,040
        68,700            Jones Apparel Group, Inc.                                   2,429,919
       223,600            Mattel, Inc.                                                4,053,868
       206,200            McDonald's Corp.                                            7,085,032
       117,600    (1)     News Corp., Inc.                                            1,953,336
         700     (1,2)    Tim Horton's, Inc.                                           18,585
                          TOTAL                                                      33,383,217
                          Consumer Staples--6.9%
        70,300            Altria Group, Inc.                                          4,981,458
        63,200            Coca-Cola Co.                                               2,646,184
       120,100    (1)     Safeway Inc.                                                3,016,912
       144,500   (1,2)    Smithfield Foods, Inc.                                      4,239,630
        99,100            SUPERVALU, Inc.                                             3,054,262
                          TOTAL                                                      17,938,446
                          Energy--9.4%
        64,900            Apache Corp.                                                4,251,599
        39,200            BP PLC, ADR                                                 2,702,448
        93,000            Chevron Corp.                                               5,391,210
       127,400            Exxon Mobil Corp.                                           7,753,564
        32,200            Total SA, Class B, ADR                                      4,241,706
                          TOTAL                                                      24,340,527
                          Financials--34.2%
       116,000            Ace Ltd.                                                    6,033,160
        56,000            Aflac, Inc.                                                 2,527,280
       153,800            Allstate Corp.                                              8,014,518
       104,900            American International Group, Inc.                          6,932,841
       137,733            Bank of America Corp.                                       6,272,361
       159,300            Citigroup, Inc.                                             7,523,739
       185,100            Federal Home Loan Mortgage Corp.                           11,291,100
        62,800    (1)     Fannie Mae                                                  3,227,920
       112,400            MBIA Insurance Corp.                                        6,758,612
        72,100            Merrill Lynch & Co., Inc.                                   5,678,596
       108,800            Morgan Stanley                                              6,834,816
        48,300    (1)     Nationwide Financial Services, Inc., Class A                2,077,866
       115,600            Wachovia Corp.                                              6,479,380
       117,000            Wells Fargo & Co.                                           7,472,790
        19,600    (1)     XL Capital Ltd., Class A                                    1,256,556
                          TOTAL                                                      88,381,535
                          Health Care--7.7%
        44,100            AmerisourceBergen Corp.                                     2,128,707
        17,600    (2)     Amgen, Inc.                                                 1,280,400
       116,200   (1,2)    Boston Scientific Corp.                                     2,678,410
        71,900    (2)     Forest Laboratories, Inc., Class A                          3,208,897
        56,600            Johnson & Johnson                                           3,351,852
       126,200            Pfizer, Inc.                                                3,144,904
        26,700            Shire PLC, ADR                                              1,241,283
        58,300            Wyeth                                                       2,828,716
                          TOTAL                                                      19,863,169
                          Industrials--8.3%
        44,700            Deere & Co.                                                 3,533,535
        78,700            Eaton Corp.                                                 5,742,739
        13,400            Illinois Tool Works, Inc.                                   1,290,554
        76,648            Northrop Grumman Corp.                                      5,234,292
        65,600            United Technologies Corp.                                   3,802,832
        47,500            Waste Management, Inc.                                      1,676,750
                          TOTAL                                                      21,280,702
                          Information Technology--7.8%
       143,700    (2)     EMC Corp. Mass                                              1,958,631
        68,400            Hewlett-Packard Co.                                         2,250,360
        37,000            IBM Corp.                                                   3,051,390
       204,100            Intel Corp.                                                 3,949,335
        28,700    (2)     Lexmark International Group, Class A                        1,302,406
       179,800            Nokia Oyj, Class A, ADR                                     3,725,456
       265,100   (1,2)    Xerox Corp.                                                 4,029,520
                          TOTAL                                                      20,267,098
                          Materials--4.2%
        51,800            BHP Billiton Ltd., ADR                                      2,064,230
        26,400            Newmont Mining Corp.                                        1,369,896
        48,000    (1)     PPG Industries, Inc.                                        3,040,800
        70,800            United States Steel Corp.                                   4,296,144
                          TOTAL                                                      10,771,070
                          Telecommunication Services--6.3%
       192,000            AT&T, Inc.                                                  5,191,680
        56,900            Alltel Corp.                                                3,684,275
        87,500            Sprint Nextel Corp.                                         2,261,000
       152,506            Verizon Communications                                      5,194,354
                          TOTAL                                                      16,331,309
                          Utilities--2.0%
        38,200            Entergy Corp.                                               2,633,508
        46,600            Exelon Corp.                                                2,465,140
                          TOTAL                                                       5,098,648
                          TOTAL COMMON STOCKS (IDENTIFIED COST $219,165,220)         257,655,721

                          REPURCHASE AGREEMENTS--3.5%
  $    687,000            Interest in $2,500,000,000 joint repurchase
                          agreement 4.83%, dated 3/31/2006 under which UBS
                          Securities LLC will repurchase U.S. Government
                          Agency securities with various maturities to
                          3/25/2036 for $2,501,006,250 on 4/3/2006. The
                          market value of the underlying securities at the
                          end of the period was $2,560,315,050.                        687,000
      4,000,000           Interest in $2,000,000,000 joint repurchase
                          agreement 4.84%, dated 3/31/2006 under which Bear
                          Stearns and Co., Inc. will repurchase U.S.
                          Government Agency securities with various
                          maturities to 3/25/2036 for $2,000,806,667 on
                          4/3/2006. The market value of the underlying
                          securities at the end of the period was
                          $2,060,005,428 (purchased with proceeds from
                          securities lending collateral).                             4,000,000
      4,309,000           Interest in $1,000,000,000 joint repurchase
                          agreement 4.84%, dated 3/31/2006 under which
                          Morgan Stanley and Co., Inc. will repurchase a
                          U.S. Government Agency security maturing on
                          7/1/2035 for $1,000,403,333 on 4/3/2006. The
                          market value of the underlying security at the end
                          of the period was $1,020,000,001 (purchased with
                          proceeds from securities lending collateral).               4,309,000
                          TOTAL REPURCHASE AGREEMENTS (AT COST)                       8,996,000
                          TOTAL INVESTMENTS--103.2%
                       ======================================================
                          (IDENTIFIED COST $228,161,220 )(3)                         266,651,721
                          OTHER ASSETS AND LIABILITIES---NET---(3.2)%                (8,156,378)
                          TOTAL NET ASSETS---100%                             $      258,495,343

==============================================================================
1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
      As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
      Market Value of Securities Loaned   Market Value of Collateral
      $8,067,196                          $8,309,000
2     Non-income producing security.
3 At March 31, 2006, the cost of investments for federal tax purposes was $228,161,220. The net unrealized appreciation of investments for federal tax purposes was $38,490,501. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,167,395 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,676,894.


Note:          The categories of investments are shown as a percentage of total net assets at March 31, 2006.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt




FEDERATED CAPITAL APPRECIATION FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

         Shares or
         Principal
       --------------
         Amount                                                                          Value

                              COMMON STOCKS--96.6%
                              Consumer Discretionary--6.0%
          14,200              McDonald's Corp.                                   $       487,912
           6,000              Nike, Inc., Class B                                        510,600
           4,900              Target Corp.                                               254,849
           5,100              Wendy's International, Inc.                                316,506
                                  TOTAL                                                 1,569,867
                              Consumer Staples--6.5%
           7,800              Altria Group, Inc.                                         552,708
          10,600              Diageo PLC, ADR                                            672,358
           5,400              PepsiCo, Inc.                                              312,066
           5,600        (1)   Smithfield Foods, Inc.                                     164,304
                                  TOTAL                                                 1,701,436
                              Energy--16.2%
           5,100              Apache Corp.                                               334,101
           4,700        (1)   Cooper Cameron Corp.                                       207,176
           4,700              Devon Energy Corp.                                         287,499
          14,300              Exxon Mobil Corp.                                          870,298
           8,900              GlobalSantaFe Corp.                                        540,675
           2,000        (1)   Nabors Industries Ltd.                                     143,160
          10,000        (1)   Transocean Sedco Forex, Inc.                               803,000
          13,500        (1)   Weatherford International Ltd.                             617,625
          10,700              XTO Energy, Inc.                                           466,199
                                  TOTAL                                                 4,269,733
                              Financials--14.7%
           7,600              Ace Ltd.                                                   395,276
          10,700              Allstate Corp.                                             557,577
          12,000              American International Group, Inc.                         793,080
           6,000              Citigroup, Inc.                                            283,380
           6,000              J.P. Morgan Chase & Co.                                    249,840
          10,800              Merrill Lynch & Co., Inc.                                  850,608
          11,800              Morgan Stanley                                             741,276
                                  TOTAL                                                 3,871,037
                              Health Care--15.8%
           6,800        (1)   Amgen, Inc.                                                494,700
           5,500              AstraZeneca PLC, ADR                                       276,265
          12,000        (1)   Forest Laboratories, Inc., Class A                         535,560
           5,800              Johnson & Johnson                                          343,476
           5,200              McKesson HBOC, Inc.                                        271,076
           7,600        (1)   Medimmune, Inc.                                            278,008
           9,500              Novartis AG, ADR                                           526,680
          12,720              Pfizer, Inc.                                               316,982
           9,700              Shire PLC, ADR                                             450,953
          14,100              Wyeth                                                      684,132
                                  TOTAL                                                 4,177,832
                              Industrials--11.5%
           7,000              Deere & Co.                                                553,350
          13,000        (1)   Foster Wheeler Ltd.                                        615,030
           9,600              Northrop Grumman Corp.                                     655,584
           6,000              United Parcel Service, Inc.                                476,280
          12,700              United Technologies Corp.                                  736,219
                                  TOTAL                                                 3,036,463
                              Information Technology--13.9%
          19,500              Applied Materials, Inc.                                    341,445
          12,600        (1)   Cadence Design Systems, Inc.                               232,974
          14,700        (1)   Cisco Systems, Inc.                                        318,549
           4,600        (1)   Comverse Technology, Inc.                                  108,238
          48,500        (1)   EMC Corp. Mass                                             661,055
           5,200              IBM Corp.                                                  428,844
           4,300              Linear Technology Corp.                                    150,844
          19,600              Microsoft Corp.                                            533,316
          35,700        (1)   Oracle Corp.                                               488,733
          26,100        (1)   Xerox Corp.                                                396,720
                                  TOTAL                                                 3,660,718
                              Materials--3.8%
          21,200              Alcoa, Inc.                                                647,872
           5,800              PPG Industries, Inc.                                       367,430
                                  TOTAL                                                 1,015,302
                              Telecommunication Services--5.2%
          25,800              AT&T, Inc.                                                 697,632
          19,700              BellSouth Corp.                                            682,605
                                  TOTAL                                                 1,380,237
                              Utilities--3.0%
           7,300              Consolidated Edison Co.                                    317,550
           9,600              FirstEnergy Corp.                                          469,440
                                  TOTAL                                                  786,990
                                  TOTAL COMMON STOCKS (IDENTIFIED COST
                                  $22,452,035)                                         25,469,615

                              REPURCHASE AGREEMENT--3.3%
  $       858,000             Interest in $2,500,000,000 joint repurchase
                              agreement 4.83%, dated 3/31/2006 under which UBS
                              Securities LLC will repurchase U.S. Government
                              Agency securities with various maturities to
                              3/25/2036 for $2,501,006,250 on 4/3/2006. The
                              market value of the underlying securities at the
                              end of the period was $2,560,315,050 (AT COST).            858,000
                           TOTAL INVESTMENTS --- 99.9%
                                  (IDENTIFIED COST $23,310,035)(2)                     26,327,615
                                  OTHER ASSETS AND LIABILITIES --- NET --- 0.1%          33,706
                                  TOTAL NET ASSETS --- 100%                      $     26,361,321

================================================================================

     1 Non-income producing security.
     2 The cost of investments for federal tax purposes was $23,310,035. The net unrealized appreciation of investments for federal tax purposes was $3,017,580. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,172,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $154,626.

    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

    Investment Valuation
    Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


    The following acronyms are used throughout this portfolio:

   ADR      --American Depositary Receipt




FEDERATED CAPITAL INCOME FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

        Shares or
        Principal
         Amount                                                                       Value

                           COMMON STOCKS--41.6%
                           Consumer Discretionary--1.8%
          2,400            Clear Channel Communications, Inc.                  $     69,624
          3,300            Gannett Co., Inc.                                         197,736
         11,900            Mattel, Inc.                                              215,747
          5,200            McDonald's Corp.                                          178,672
          4,100            Newell Rubbermaid, Inc.                                   103,279
         23,100            Pearson PLC, ADR                                          319,935
                           TOTAL                                                    1,084,993
                           Consumer Staples--4.2%
          7,400            Altria Group, Inc.                                        524,364
          6,800            Coca-Cola Co.                                             284,716
          1,300            Colgate-Palmolive Co.                                     74,230
          2,400            Kimberly-Clark Corp.                                      138,720
         19,100            Loews Corp. - Carolina Group                              902,857
          1,700            PepsiCo, Inc.                                             98,243
         14,300            Sara Lee Corp.                                            255,684
          7,700            Unilever PLC, ADR                                         316,239
                           TOTAL                                                    2,595,053
                           Energy--6.6%
         13,400            Chevron Corp.                                             776,798
          4,700            ConocoPhillips                                            296,805
         23,000            Exxon Mobil Corp.                                        1,399,780
          5,500            Kinder Morgan, Inc.                                       505,945
          2,300            Marathon Oil Corp.                                        175,191
           800             Occidental Petroleum Corp.                                74,120
          8,400            Royal Dutch Shell PLC                                     522,984
          2,500            Total  SA, ADR, Class B                                   329,325
                           TOTAL                                                    4,080,948
                           Financials--13.0%
          5,100            Ace, Ltd.                                                 265,251
         19,600            Allstate Corp.                                           1,021,356
         19,226            Bank of America Corp.                                     875,552
          6,200            Bank of New York Co., Inc.                                223,448
          7,800            Barclays PLC, ADR                                         365,040
          3,500            Capital Federal Financial                                 113,050
          1,100            Chubb Corp.                                               104,984
         23,400            Citigroup, Inc.                                          1,105,182
          5,000            Comerica, Inc.                                            289,850
          4,400            Federal Home Loan Mortgage Corp.                          268,400
          2,600            Federal National Mortgage Association                     133,640
          5,700            Gallagher (Arthur J.) & Co.                               158,517
          1,600            Hospitality Properties Trust                              69,872
          5,000            J.P. Morgan Chase & Co.                                   208,200
          7,400            Lloyds TSB Group PLC, ADR                                 284,826
          6,300            Mellon Financial Corp.                                    224,280
          5,000            Morgan Stanley                                            314,100
          6,500            Nationwide Financial Services, Inc., Class A              279,630
          2,000            PartnerRe Ltd.                                            124,180
          1,500            RenaissanceRe Holdings Ltd.                               65,430
          3,900            Senior Housing Properties Trust                           70,590
         17,900            U.S. Bancorp                                              545,950
          1,100            UBS AG - U.S. issue                                       120,967
          5,000            Wachovia Corp.                                            280,250
          3,300            Washington Mutual, Inc.                                   140,646
          5,500            Wells Fargo & Co.                                         351,285
                           TOTAL                                                    8,004,476
                           Health Care--3.2%
         11,200            GlaxoSmithKline PLC, ADR                                  585,872
          4,800            Johnson & Johnson                                         284,256
         28,200            Pfizer, Inc.                                              702,744
          8,600            Wyeth                                                     417,272
                           TOTAL                                                    1,990,144
                           Industrials--2.4%
          4,200            Cendant Corp.                                             72,870
         26,600            General Electric Co.                                      925,148
          1,000            Northrop Grumman Corp.                                    68,290
          5,300            TNT NV, ADR                                               183,009
          1,300            Union Pacific Corp.                                       121,355
          2,200            Waste Management, Inc.                                    77,660
                           TOTAL                                                    1,448,332
                           Information Technology--0.8%
          1,500            Automatic Data Processing, Inc.                           68,520
          3,100            Intel Corp.                                               59,985
         15,100            Nokia Oyj, ADR, Class A                                   312,872
          1,900            Paychex, Inc.                                             79,154
                           TOTAL                                                     520,531
                           Materials--2.2%
          1,100            Air Products & Chemicals, Inc.                            73,909
          4,900            Alcoa, Inc.                                               149,744
          3,300            Du Pont (E.I.) de Nemours & Co.                           139,293
          8,400            International Flavors & Fragrances, Inc.                  288,288
          1,200            PPG Industries, Inc.                                      76,020
          1,711            Southern Copper Corp.                                     144,545
         20,000            UPM - Kymmene OY, ADR                                     472,000
                           TOTAL                                                    1,343,799
                           Telecommunication Services--3.8%
         36,322            AT&T, Inc.                                                982,147
          4,224            Alltel Corp.                                              273,504
          2,900            BCE, Inc.                                                 69,774
          7,300            BellSouth Corp.                                           252,945
         11,800            Magyar Telekom Telecommunications PLC, ADR                257,122
         18,100            Telstra Corp. Ltd., ADR                                   242,721
          4,400            Verizon Communications                                    149,864
          6,700            Vodafone Group PLC, ADR                                   140,030
                           TOTAL                                                    2,368,107
                           Utilities--3.6%
          2,700            Black Hills Corp.                                         91,800
          3,400            Duke Energy Corp.                                         99,110
          4,400            Energias de Portugal SA, ADR                              172,392
          3,000            Equitable Resources, Inc.                                 109,530
          1,300            Exelon Corp.                                              68,770
          7,300            Northeast Utilities Co.                                   142,569
          8,846            ONEOK, Inc.                                               285,284
         12,300            Pinnacle West Capital Corp.                               480,930
          1,800            RWE AG, RDC                                               157,500
         28,600            Scottish & Southern Energy PLC, ADR                       561,564
          1,300            Vectren Corp.                                             34,294
                           TOTAL                                                    2,203,743
                           TOTAL COMMON STOCKS (IDENTIFIED COST $21,801,787)       25,640,126

                           CORPORATE BONDS--7.1%
                           Basic Industry - Paper--0.4%
         250,000           Louisiana-Pacific Corp., 8.875%, 8/15/2010                275,072
                           Brewing--0.2%
         100,000    (1)    Bavaria, Series 144A, 8.875%, 11/01/2010                  108,500
                           Communications - Media Noncable--0.3%
         185,000           British Sky Broadcasting Group PLC, 8.2%, 7/15/2009       199,470
                           Communications - Telecom Wirelines--0.5%
         300,000           Telecom de Puerto Rico, Note, 6.65%, 5/15/2006            300,411
                           Consumer Cyclical - Automotive--0.4%
         300,000           General Motors Acceptance, 6.875%, 9/15/2011              279,932
                           Consumer Cyclical - Entertainment--0.5%
         300,000           Time Warner, Inc., Deb., 8.11%, 8/15/2006                 302,823
                           Financial Institution - Banking--0.5%
         300,000           Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           319,296
                           Financial Institution - Insurance - P&C--0.5%
         300,000    (1)    MBIA Global Funding LLC, 2.875%, 11/30/2006               295,090
                           Metals & Mining--0.2%
         150,000    (1)    Adaro Finance BV, Company Guarantee, Series 144A,
                           8.5%, 12/08/2010                                          154,875
                           Oil & Gas--2.2%
         800,000    (1)    Gaz Capital SA, Note, Series 144A, 8.625%,
                           4/28/2034                                                 984,000
         350,000    (1)    Petrozuata Finance Inc., Company Guarantee, Series
                           144A, 8.22%, 4/01/2017                                    346,500
                           TOTAL                                                    1,330,500
                           Sovereign--0.5%
         250,000    (1)    Aries Vermogensverwaltng, Note, Series 144A, 9.6%,
                           10/25/2014                                                313,735
                           Steel--0.5%
         275,000    (1)    CSN Islands VIII Corp., Company Guarantee, Series
                           144A, 9.75%, 12/16/2013                                   311,437
                           Telecommunications & Cellular--0.4%
         200,000           Philippine Long Distance , Sr. Unsub., 11.375%,
                           5/15/2012                                                 247,500
                           TOTAL CORPORATE BONDS (IDENTIFIED COST $4,236,646)       4,438,641

                           GOVERNMENTS/AGENCIES--12.5%
                           Sovereign--12.5%
         326,708           Argentina, Government of, Note, Series $dis,
                           3.97%, 12/31/2033                                         322,624
         764,720           Brazil, Gov Brady DCB, 5.25%, 4/15/2012                   764,338
         500,000           Brazil, Government of, 8.875%, 4/15/2024                  579,250
         350,000           Brazil, Government of, Bond, 8.25%, 1/20/2034             387,100
         140,000           Colombia, Government of, 10.75%, 1/15/2013                174,650
         500,000           Colombia, Republic of, Bond, 8.125%, 5/21/2024            562,500
       18,603,000          Mexico, Government of, Bond, Series M 20, 10%,
                           12/05/2024                                               1,911,971
         270,000           Peru, Government of, Note, 9.875%, 2/06/2015              319,950
         300,000           Philippines, Government, 9.875%, 1/15/2019                361,875
         500,000           Philippines, Government of, Bond, 7.75%, 1/14/2031        505,600
         770,000           Russia, Government of, 5.000%, 3/31/2030                  844,574
         440,000           Venezuela, Government of, 9.375%, 1/13/2034               565,840
         250,000           Venezuela, Government of, Bond, 9.25%, 9/15/2027          318,750
         50,000            Venezuela, Government of, Note, 7.65%, 4/21/2025          54,077
                           TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                           $7,111,377)                                              7,673,099

                           MORTGAGE BACKED SECURITIES--12.1%
                           Federal Home Loan Mortgage Corporation--5.6%
         399,660           Federal Home Loan Mortgage Corp. Pool A14164,
                           5.000%, 30 Year, 10/1/2033                                381,092
        1,665,478          Federal Home Loan Mortgage Corp. Pool A40517,
                           6.000%, 30 Year, 12/1/2035                               1,666,584
         196,710           Federal Home Loan Mortgage Corp. Pool A47194,
                           5.000%, 30 Year, 10/1/2035                                187,111
         169,961           Federal Home Loan Mortgage Corp. Pool B17799,
                           4.500%, 15 Year, 2/1/2020                                 162,220
         493,939           Federal Home Loan Mortgage Corp. Pool G01954,
                           5.000%, 30 Year, 11/1/2035                                469,834
         185,863           Federal Home Loan Mortgage Corp. Pool G18045,
                           5.000%, 15 Year, 3/1/2020                                 181,130
         241,919           Federal Home Loan Mortgage Corp. Pool G18078,
                           5.000%, 15 Year, 10/1/2020                                235,757
         191,422           Federal Home Loan Mortgage Corp. Pool J00042,
                           4.500%, 15 Year, 9/1/2020                                 182,704
                           TOTAL                                                    3,466,432
                           Federal National Mortgage Association--6.5%
         423,914           Federal National Mortgage Association Pool 255631,
                           5.500%, 30 Year, 3/1/2035                                 414,094
         123,227           Federal National Mortgage Association Pool 789090,
                           5.500%, 15 Year, 8/1/2019                                 122,558
         421,629           Federal National Mortgage Association Pool 805107,
                           5.500%, 30 Year, 1/1/2035                                 411,862
         421,561           Federal National Mortgage Association Pool 806237,
                           5.000%, 15 Year, 12/1/2019                                410,956
         449,018           Federal National Mortgage Association Pool 811870,
                           5.000%, 15 Year, 2/1/2020                                 437,723
        1,074,089          Federal National Mortgage Association Pool 816227,
                           5.500%, 30 Year, 3/1/2035                                1,049,209
         491,904           Federal National Mortgage Association Pool 822564,
                           5.500%, 15 Year, 12/1/2020                                489,079
         198,890           Federal National Mortgage Association Pool 833388,
                           5.500%, 30 Year, 8/1/2035                                 194,159
         497,587           Federal National Mortgage Association Pool 843685,
                           5.500%, 30 Year, 10/1/2035                                485,750
                           TOTAL                                                    4,015,390
                           TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                           $7,660,211)                                              7,481,822

                           PREFERRED STOCKS--2.5%
                           Consumer Discretionary--0.5%
          9,200            Credit Suisse First Boston USA, Inc., JNY, PERCS          309,442
                           Financials--1.0%
          8,100            Chubb Corp., PRIDES, $1.75, Annual Dividend               275,400
          1,400            Washington Mutual, Inc., Conv. Pfd., $2.6875,
                           Annual Dividend                                           75,628
         13,400            XL Capital Ltd., PEPS, $1.625, Annual Dividend            297,212
                           TOTAL                                                     648,240
                           Industrials--1.0%
         10,600            Credit Suisse First Boston USA, Inc., TYC, PERCS          286,783
         12,500     (1)    Morgan Stanley & Co., CBI, PERCS                          303,062
                           TOTAL                                                     589,845
                           TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,494,447)      1,547,527

                           MUTUAL FUND--20.7%
        1,757,441   (2)    Federated High Income Bond Fund II, Class P
                           (IDENTIFIED COST $12,873,532)                           12,759,021

                           REPURCHASE AGREEMENT--2.6%
        1,572,000          Interest in $2,500,000,000 joint repurchase
                           4.830%, dated 3/31/2006, under which UBS
                           Securities LLC will repurchase U.S. Government
                           Agency securities with various maturities to
                           3/25/2036 for $2,501,006,250 on 4/3/2006. The
                           market value of the underlying securities at the
                           end of the period was $2,560,315,050. (AT COST)          1,572,000
                           TOTAL INVESTMENTS - 99.1%

                           (IDENTIFIED COST $56,750,000)(3)                        61,112,236
                           OTHER ASSETS AND LIABILITIES - NET - 0.9%                 495,119
                           TOTAL NET ASSETS - 100%                             $   61,607,355

================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $2,817,199 which represents 4.6% of total net assets.
     2 Affiliated company.
     3 The cost of investments for federal tax purposes was $56,844,134. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $4,268,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,005,818 and net unrealized depreciation from investments for those securities having an excess of cost over value of $737,716.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PEPS        --Participating Equity Preferred Stock
PERCS       --Preferred Equity Redemption Cumulative Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities




FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Shares or
       Principal
         Amount                                                                       Value

                           COMMON STOCKS--91.7%
                           Consumer Discretionary--5.6%
         10,600    (1)     Clear Channel Communications, Inc.                 $      307,506
         7,500     (1)     Gannett Co., Inc.                                         449,400
         7,400             Hasbro, Inc.                                              156,140
         30,100            Mattel, Inc.                                              545,713
         37,700            McDonald's Corp.                                         1,295,372
         52,000            Pearson PLC, ADR                                          720,200
                           TOTAL                                                    3,474,331
                           Consumer Staples--9.0%
         6,400             Altria Group, Inc.                                        453,504
         34,300            Coca-Cola Co.                                            1,436,141
         8,300             Colgate-Palmolive Co.                                     473,930
         20,700            Kimberly-Clark Corp.                                     1,196,460
         10,200    (1)     Kraft Foods, Inc., Class A                                309,162
         12,600            Loews Corp. - Carolina Group                              595,602
         13,800            PepsiCo, Inc.                                             797,502
         16,700            Sara Lee Corp.                                            298,596
                           TOTAL                                                    5,560,897
                           Energy--15.9%
         30,100            Chevron Corp.                                            1,744,897
         10,500            ConocoPhillips                                            663,075
         50,900            Exxon Mobil Corp.                                        3,097,774
         11,500            Kinder Morgan, Inc.                                      1,057,885
         5,400             Marathon Oil Corp.                                        411,318
         1,700             Occidental Petroleum Corp.                                157,505
         13,700            Royal Dutch Shell PLC, Class A, ADR                       852,962
         13,700            Total SA, Class B, ADR                                   1,804,701
                           TOTAL                                                    9,790,117
                           Financials--29.7%
         11,193            Ace Ltd.                                                  582,148
         23,300            Allstate Corp.                                           1,214,163
         16,600            Amvescap PLC, ADR                                         313,076
         48,582            Bank of America Corp.                                    2,212,424
         11,100            Bank of New York Co., Inc.                                400,044
         8,000             Barclays PLC, ADR                                         374,400
         64,600            Citigroup, Inc.                                          3,051,058
         21,000            Federal Home Loan Mortgage Corp.                         1,281,000
         5,700             Fannie Mae                                                292,980
         12,000            Gallagher (Arthur J.) & Co.                               333,720
         3,400             Hospitality Properties Trust                              148,478
         11,200            J.P. Morgan Chase & Co.                                   466,368
         9,400             Lloyds TSB Group PLC, ADR                                 361,806
         16,000            Morgan Stanley                                           1,005,120
         14,900    (1)     Nationwide Financial Services, Inc., Class A              640,998
         4,500             PartnerRe Ltd.                                            279,405
         3,500             RenaissanceRe Holdings Ltd.                               152,670
         8,600             Senior Housing Properties Trust                           155,660
         25,700            Sun Life Financial Services of Canada                    1,093,792
         17,800            U.S. Bancorp                                              542,900
         6,600             UBS AG                                                    725,802
         11,400            Wachovia Corp.                                            638,970
         7,100             Washington Mutual Bank                                    302,602
         22,800            Wells Fargo & Co.                                        1,456,236
         4,400             XL Capital Ltd., Class A                                  282,084
                           TOTAL                                                    18,307,904
                           Health Care--7.2%
         3,600             Abbott Laboratories                                       152,892
         12,300            GlaxoSmithKline PLC, ADR                                  643,413
         10,900            Johnson & Johnson                                         645,498
         90,400            Pfizer, Inc.                                             2,252,768
         15,900            Wyeth                                                     771,468
                           TOTAL                                                    4,466,039
                           Industrials--5.6%
         9,400             Cendant Corp.                                             163,090
         28,100            General Electric Co.                                      977,318
         10,300    (1)     Lockheed Martin Corp.                                     773,839
         6,000             Northrop Grumman Corp.                                    409,740
         14,900            TNT NV, ADR                                               514,497
         2,000             United Parcel Service, Inc.                               158,760
         5,300             United Technologies Corp.                                 307,241
         5,100             Waste Management, Inc.                                    180,030
                           TOTAL                                                    3,484,515
                           Information Technology--1.9%
         3,500             Automatic Data Processing, Inc.                           159,880
         7,000             Intel Corp.                                               135,450
         34,200            Nokia Oyj, Class A, ADR                                   708,624
         4,300             Paychex, Inc.                                             179,138
                           TOTAL                                                    1,183,092
                           Materials--3.2%
         2,300             Air Products & Chemicals, Inc.                            154,537
         12,300            Alcoa, Inc.                                               375,888
         7,300     (1)     Du Pont (E.I.) de Nemours & Co.                           308,133
         18,900            International Flavors & Fragrances, Inc.                  648,648
         2,700             PPG Industries, Inc.                                      171,045
         7,100             Rohm & Haas Co.                                           346,977
                           TOTAL                                                    2,005,228
                           Telecommunication Services--10.4%
         95,347            AT&T, Inc.                                               2,578,186
         5,200             Alltel Corp.                                              336,700
         11,700            BCE, Inc.                                                 281,502
         25,900            BellSouth Corp.                                           897,435
         29,000            Telefonos de Mexico, Class L, ADR                         651,920
         57,300            Telstra Corp. Ltd., ADR                                   768,393
         18,100            Verizon Communications                                    616,486
         13,400            Vodafone Group PLC, ADR                                   280,060
                           TOTAL                                                    6,410,682
                           Utilities--3.2%
         9,600             Equitable Resources, Inc.                                 350,496
         5,500     (1)     Exelon Corp.                                              290,950
         6,932             National Grid PLC, ADR                                    344,035
         19,500            Northeast Utilities Co.                                   380,835
         9,400             Pinnacle West Capital Corp.                               367,540
         3,500             Progress Energy, Inc.                                     153,930
         2,800             Vectren Corp.                                              73,864
                           TOTAL                                                    1,961,650
                           TOTAL COMMON STOCKS (IDENTIFIED COST $47,836,670)        56,644,455

                           PREFERRED STOCKS--3.3%
                           Financials--2.2%
         20,700            Credit Suisse First Boston USA, Inc., PERCS, JNY          696,245
         23,900            Credit Suisse First Boston USA, Inc., PERCS, TYC          646,615
                           TOTAL                                                    1,342,860
                           Information Technology--1.1%
         28,200            Morgan Stanley & Co., Inc., PERCS                         683,709
                           TOTAL PREFERRED STOCKS (IDENTIFIED COST
                           $1,934,090)                                              2,026,569

                           REPURCHASE AGREEMENTS--8.3%
       2,332,000           Interest in $2,500,000,000 joint repurchase
                           agreement 4.83%, dated 3/31/2006 under which UBS
                           Securities LLC will repurchase U.S. Government
                           Agency securities with various maturities to
                           3/25/2036 for $2,501,006,250 on 4/3/2006. The
                           market value of the underlying securities at the
                           end of the period was $2,560,315,050.                    2,332,000
       2,773,000           Interest in $1,000,000,000 joint repurchase
                           agreement 4.84%, dated 3/31/2006 under which
                           Morgan Stanley and Co., Inc. will repurchase U.S.
                           Government Agency securities with various
                           maturities to 7/1/2035 for $1,000,403,333 on
                           4/3/2006.  The market value of the underlying
                           securities at the end of the period was
                           $1,020,000,001 (purchased with proceeds from
                           securities lending collateral).                          2,773,000
                           TOTAL REPURCHASE AGREEMENTS (AT COST)                    5,105,000
                           TOTAL INVESTMENTS--103.3%
                           =====================================================
                           (IDENTIFIED COST $54,875,760)(2)                         63,776,024
                           OTHER ASSETS AND LIABILITIES - NET -(3.3)%              (2,024,886)
                           TOTAL NET ASSETS - 100%                            $     61,751,138

================================================================================
1 All or a portion of these securities are temporarily on loan to u unaffiliated broker/dealers.
      As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
      Market Value of Securities Loaned       Market Value of Collateral
      $2,685,411                              $2,773,000
2 At March 31, 2006, the cost of investments for federal tax purposes was $54,875,760. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $8,900,264. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,557,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $656,763.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PERCS       --Preferred Equity Redemption Cumulative Stock




FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Principal
        Amount                                                                            Value

                         U.S. TREASURY OBLIGATIONS--16.2%
  $    1,000,000         United States Treasury Bonds, 6.000%, 2/15/2026           $    1,115,938
       1,700,000         United States Treasury Bonds, 6.125%, 11/15/2027               1,934,026
       4,800,000         United States Treasury Bonds, 6.250%, 8/15/2023                5,442,750
       3,000,000    (1)  United States Treasury Bonds, 7.250%, 5/15/2016                3,547,477
        370,000          United States Treasury Bonds, 7.500%, 11/15/2024                477,223
       3,050,000         United States Treasury Bonds, 7.625%, 2/15/2025                3,986,366
       1,100,000         United States Treasury Bonds, 8.000%, 11/15/2021               1,444,529
      11,000,000    (1)  United States Treasury Notes, 3.500%, 11/15/2009 -
                         2/15/2010                                                     10,495,376
      12,000,000    (1)  United States Treasury Notes, 3.625%, 4/30/2007               11,843,831
       2,500,000         United States Treasury Notes, 4.000%, 2/15/2015                2,342,423
       6,000,000    (1)  United States Treasury Notes, 4.375%, 1/31/2008                5,950,313
      10,000,000    (1)  United States Treasury Notes, 4.500%, 11/15/2015 -
                         2/15/2016                                                      9,716,886
       5,076,000         United States Treasury Notes, 5.625%, 5/15/2008                5,155,511
                             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
                             $63,667,909)                                              63,452,649

                         GOVERNMENT AGENCIES--13.0%
       4,000,000         Federal Farm Credit System, 4.180%, 9/22/2010                  3,836,427
       7,300,000         Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028      7,477,697
       1,245,000         Federal Farm Credit System, 6.000%, 6/11/2008                  1,266,031
       3,100,000         Federal Home Loan Bank System, 3.750%, 8/18/2009               2,971,939
       3,000,000         Federal Home Loan Bank System, 4.250%, 9/12/2008               2,936,972
       6,000,000         Federal Home Loan Bank System, 4.875%, 8/22/2007               5,978,876
       4,000,000         Federal Home Loan Bank System, 5.250%, 8/15/2006               4,003,164
        750,000          Federal Home Loan Bank System, 6.185%, 5/6/2008                 764,934
       1,000,000         Federal Home Loan Bank System, 6.750%, 8/15/2007               1,021,038
       1,100,000         Federal Home Loan Bank System, 7.125%, 2/15/2030               1,346,642
       1,500,000         Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035           1,434,048
        72,000           Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029             84,965
       1,500,000         Federal National Mortgage Association, 6.000%, 5/15/2008       1,526,706
       4,000,000         Tennessee Valley Authority, 5.375%, 11/13/2008                 4,031,256
       1,000,000         Tennessee Valley Authority, 5.625%, 1/18/2011                  1,014,675
      10,700,000         Tennessee Valley Authority, 6.000%, 3/15/2013                 11,207,240
                             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                             $51,449,863)                                              50,902,610

                         MORTGAGE-BACKED SECURITIES--58.5%
                         Federal Home Loan Mortgage Corp.--34.2%
      11,279,455         Federal Home Loan Mortgage Corp., 4.500%, 1/1/2019 -
                         6/1/2019                                                      10,780,002
      45,098,669         Federal Home Loan Mortgage Corp., 5.000%, 8/1/2018 -
                         2/1/2036                                                      43,227,351
      47,511,948         Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 -
                         4/1/2036                                                      46,492,729
      22,875,182    (2)  Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 -
                         4/1/2036                                                      22,903,271
       6,982,035         Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 -
                         5/1/2031                                                       7,151,697
       2,684,698         Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 -
                         4/1/2032                                                       2,763,549
        308,098          Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 -
                         1/1/2031                                                        322,998
        39,219           Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030              41,554
        20,821           Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 -
                         5/1/2025                                                        22,441
                             TOTAL                                                     133,705,592
                         Federal National Mortgage Association--19.1%
      12,301,482    (2)  Federal National Mortgage Association, 4.500%, 4/1/2019
                         - 4/1/2021                                                    11,761,682
      11,916,328         Federal National Mortgage Association, 5.000%, 12/1/2018
                         - 10/1/2035                                                   11,447,669
      32,305,615         Federal National Mortgage Association, 5.500%, 6/1/2020
                         - 12/1/2035                                                   31,678,138
      14,550,568    (2)  Federal National Mortgage Association, 6.000%, 5/1/2014
                         - 5/1/2036                                                    14,581,727
       2,994,307         Federal National Mortgage Association, 6.500%, 6/1/2029
                         - 9/1/2035                                                     3,063,623
       1,837,178         Federal National Mortgage Association, 7.000%, 3/1/2015
                         - 4/1/2032                                                     1,891,883
        188,814          Federal National Mortgage Association, 7.500%, 5/1/2015
                         - 8/1/2031                                                      196,981
        37,707           Federal National Mortgage Association, 8.000%, 7/1/2030         40,149
                             TOTAL                                                     74,661,852
                         Government National Mortgage Association--5.2%
       4,754,469         Government National Mortgage Association, 5.000%,
                         7/15/2034                                                      4,615,122
       6,343,043    (2)  Government National Mortgage Association, 5.500%,
                         5/20/2035 - 4/20/2036                                          6,267,716
       5,473,113    (2)  Government National Mortgage Association, 6.000%,
                         4/15/2032 - 4/15/2036                                          5,536,296
       3,096,110         Government National Mortgage Association, 6.500%,
                         12/15/2023 - 5/15/2032                                         3,218,010
        148,171          Government National Mortgage Association, 7.500%,
                         10/15/2026 - 3/20/2030                                          155,986
        187,023          Government National Mortgage Association, 8.000%,
                         12/15/2029 - 4/15/2030                                          199,700
        63,821           Government National Mortgage Association, 9.500%,
                         11/15/2016                                                      70,262
                             TOTAL                                                     20,063,092
                             TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST
                             $230,545,830)                                             228,430,536

                         COLLATERALIZED MORTGAGE OBLIGATIONS--5.5%
       1,150,098         CHASE Mortgage Finance Corp. 2003-S15, Class 1A3,
                         6.000%, 1/25/2034                                              1,140,370
       4,039,750         CS First Boston Mortgage Securities Corp, 2005-7, Class
                         4A3, 5.000%, 8/25/2020                                         3,916,274
       4,223,787         Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%,
                         4/15/2033                                                      4,360,561
        539,703          Federal National Mortgage Association REMIC 361 1,
                         0.000%, 10/1/2035                                               412,999
       2,489,617         First Horizon Alternative Mortgage Securities 2005-FA7,
                         Class 2A1, 5.000%, 9/25/2020                                   2,414,800
       2,800,000         First Horizon Asset Securities, Inc. REMIC 2006-1 2A1,
                         5.250%, 3/25/2021                                              2,736,132
       4,237,534         First Horizon Mortgage Pass-Through Trust 2004-AR6,
                         Class 4A1, 5.576%, 11/25/2034                                  4,190,773
       2,246,306         Wells Fargo Mortgage Backed Securities Trust 2004-DD,
                         Class 1A1, 4.612%, 1/25/2035                                   2,193,990
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (IDENTIFIED COST $21,700,500)                             21,365,899

                         ADJUSTABLE RATE MORTGAGES--4.8%
       2,929,066          Federal National Mortgage Association ARM, 4.414%,
                         5/1/2034                                                  $    2,837,955
       3,181,543         Federal National Mortgage Association ARM, 4.995%,
                         7/1/2035                                                       3,121,504
       2,492,815         Federal National Mortgage Association ARM, 5.013%,
                         5/1/2035                                                       2,452,434
      10,265,861         Federal National Mortgage Association ARM, 5.357%,
                         2/1/2036                                                      10,275,983
                             TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST
                             $18,920,428)                                              18,687,876

                         REPURCHASE AGREEMENTS--15.6%
       7,778,000    (3)  Interest in $106,000,000 joint repurchase agreement
                         4.67%, dated 3/13/2006 under which Credit Suisse First
                         Boston LLC, will repurchase U.S. Treasury securities
                         maturing on 2/28/2011 for $106,412,517 on 4/12/2006. The
                         market value of the underlying securities at the end of
                         the period was $111,087,046 (segregated pending
                         settlement of dollar-roll transactions).                       7,778,000
       2,800,000    (3)  Interest in $49,500,000 joint repurchase agreement
                         4.69%, dated 3/16/2006 under which UBS Securities LLC
                         will repurchase a U.S. Government Agency security
                         maturing on 11/1/2034 for $49,712,809 on 4/18/2006. The
                         market value of the underlying security at the end of
                         the period was $50,591,714 (segregated pending
                         settlement of dollar-roll transactions).                       2,800,000
       4,432,000    (3)  Interest in $65,000,000 joint repurchase agreement
                         4.73%, dated 3/21/2006 under which UBS Securities LLC
                         will repurchase a U.S. Government Agency security
                         maturing on 11/1/2034 for $65,256,208 on 4/20/2006. The
                         market value of the underlying security at the end of
                         the period was $66,389,941(segregated pending settlement
                         of dollar-roll transactions).                                  4,432,000
      10,664,000         Interest in $2,500,000,000 joint repurchase agreement
                         4.83%, dated 3/31/2006 under which UBS Securities LLC
                         will repurchase U.S. Government Agency securities with
                         various maturities to 3/25/2036 for $2,501,006,250 on
                         4/3/2006. The market value of the underlying securities
                         at the end of the period was $2,560,315,050.                  10,664,000
      18,000,000         Interest in $2,000,000,000 joint repurchase agreement
                         4.84%, dated 3/31/2006 under which Bear Stearns and Co.,
                         Inc. will repurchase U.S. Government Agency securities
                         with various maturities to 3/25/2036 for $2,000,806,667
                         on 4/3/2006. The market value of the underlying
                         securities at the end of the period was $2,060,005,428
                         (purchased with proceeds from securities lending
                         collateral).                                                  18,000,000
      17,268,000         Interest in $1,000,000,000 joint repurchase agreement
                         4.84%, dated 3/31/2006 under which Morgan Stanley and
                         Co., Inc. will repurchase a U.S. Government Agency
                         security maturing on 7/1/2035 for $1,000,403,333 on
                         4/3/2006. The market value of the underlying security at
                         the end of the period was $1,020,000,001(purchased with
                         proceeds from securities lending collateral).                 17,268,000
                             TOTAL REPURCHASE
                             AGREEMENTS
                             (AT COST)                                                 60,942,000
                             TOTAL
                             INVESTMENTS---113.6%
                             (IDENTIFIED COST $447,226,530)(4)                         443,781,570
                             OTHER ASSETS AND LIABILITIES---NET--(13.6)%               (53,042,142)
                             TOTAL NET ASSETS---100%                               $   390,739,428

================================================================================
1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
      As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

      Market Value of Securities Loaned   Market Value of Collateral
      $34,022,822                         $35,268,000
2 All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar-roll transactions for the Fund for the period ended March 31, 2006, was as follows:

      Maximum amount outstanding during the period $29,781,378 Average amount outstanding during the period(1) $18,860,068 Average shares outstanding during the period 34,811,226 Average debt per share outstanding during the period $0.54

      1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the period ended March 31, 2006.
3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4 At March 31, 2006, the cost of investments for federal tax purposes was $447,226,530. The net unrealized depreciation of investments for federal tax purposes was $3,444,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,281,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,726,607.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
REMIC       --Real Estate Mortgage Investment Conduit



FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Principal
       Amount or
        Shares                                                                           Value

                        ASSET-BACKED SECURITIES--0.5%
                        Diversified--0.5%
  $    1,707,317  (1,2) Trains HY-2005-1, Class A, 7.651%, 6/15/2015
                        (IDENTIFIED COST $1,749,655)                            $      1,729,294

                        CORPORATE BONDS--94.7%
                        Aerospace / Defense--2.1%
       1,125,000        Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%,
                        4/1/2016                                                       1,141,875
        675,000         Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                      715,500
        325,000    (3)  Condor Systems, Inc., Sr. Sub. Note, Series B,
                        11.875%, 5/1/2009                                                 227
       1,025,000  (1,2) DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016             1,025,000
        375,000         K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                        11/15/2014                                                      381,562
       2,550,000        L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                        1/15/2014                                                      2,492,625
       1,125,000        TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011              1,181,250
                            TOTAL                                                      6,938,039
                        Automotive--5.8%
       1,075,000        Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                        6/15/2011                                                       838,500
       1,325,000        Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                        8.375%, 12/15/2014                                             1,040,125
       3,400,000        Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                 2,541,500
       3,050,000        Ford Motor Credit Co., Note, 7.25%, 10/25/2011                 2,782,326
       2,300,000        General Motors Acceptance Corp., 6.875%, 9/15/2011             2,146,146
       2,800,000        General Motors Acceptance Corp., 8.00%, 11/1/2031              2,653,213
       1,000,000        General Motors Corp., Note, 7.125%, 7/15/2013                   750,000
       1,075,000        General Motors Corp., Note, 8.375%, 7/15/2033                   792,812
        925,000         Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014               890,312
        625,000         Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015             329,687
       1,075,000        Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012           978,250
        300,000         TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013               325,875
       1,150,000        TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013         1,290,875
        850,000         Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                        11/15/2014                                                      854,250
        975,000         United Components, Inc., Sr. Sub. Note, 9.375%,
                        6/15/2013                                                       945,750
                            TOTAL                                                      19,159,621
                        Building Materials--2.6%
        800,000         Builders Firstsource, Inc., Note, 9.00%, 2/15/2012              824,000
        575,000         Collins & Aikman Floorcoverings, Inc., Company
                        Guarantee, 9.75%, 2/15/2010                                     546,250
        875,000         ERICO International Corp., Sr. Sub. Note, 8.875%,
                        3/1/2012                                                        905,625
        475,000         Goodman Global Holdings, Inc., Floating Rate Note,
                        Series B, 7.49%, 6/15/2012                                      485,687
       1,175,000        Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%,
                        12/15/2012                                                     1,166,187
        700,000         Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%,
                        11/1/2011                                                       731,500
       2,025,000        Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                        9/1/2012                                                       1,609,875
       1,050,000        Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%,
                        3/1/2014                                                        771,750
        500,000         Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014           511,250
        225,000         Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013              232,875
       1,000,000        U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014           1,035,000
                            TOTAL                                                      8,819,999
                        Chemicals--5.4%
       1,200,000        Compass Minerals International, Inc., Sr. Disc. Note,
                        0/12.00%, 6/1/2013                                             1,080,000
        875,000         Compass Minerals International, Inc., Sr. Disc. Note,
                        0/12.75%, 12/15/2012                                            818,125
       2,086,000        Crystal US Holdings, Sr. Disc. Note, 10/1/2014                 1,627,080
        859,000         Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014           955,637
        825,000         Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008              880,687
       1,650,000        Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%,
                        7/15/2014                                                      1,707,750
        850,000         Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%,
                        7/1/2009                                                        875,500
       1,275,000  (1,2) Invista, Unit, 9.25%, 5/1/2012                                 1,370,625
        604,000         Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013               664,400
        633,000         Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                        12/15/2008                                                      661,485
        525,000         Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                        5/1/2009                                                        535,500
        664,000         Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                    504,640
       1,250,000        Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                   1,306,250
       1,525,000  (1,2) Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                      1,521,187
        725,000   (1,2) PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                       699,625
       1,025,000        Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                 978,875
        650,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025                      698,443
        325,000         Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                 352,527
        750,000   (1,2) VeraSun Energy Corp., Sr. Secd. Note, 9.875%,
                        12/15/2012                                                      798,750
                            TOTAL                                                      18,037,086
                        Construction Machinery--0.5%
        925,000         Case New Holland, Sr. Note, 9.25%, 8/1/2011                     992,062
        975,000    (3)  Clark Material Handling Corp., Sr. Note, 10.75%,
                        11/15/2006                                                         0
        650,000         NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                        10/15/2010                                                      710,125
                            TOTAL                                                      1,702,187
                        Consumer Products--5.3%
       1,275,000        AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%,
                        10/1/2012                                                       994,500
       1,000,000        Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                 1,037,500
        350,000         American Achievement Corp., Sr. Sub. Note, 8.25%,
                        4/1/2012                                                        358,750
       1,275,000        Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                        7/15/2012                                                      1,071,000
        775,000         Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                        12/15/2012                                                      766,281
        200,000   (1,3) Diamond Brands Operating Corp., Sr. Sub. Note,
                        10.125%, 4/15/2008                                                 0
        250,000   (1,3) Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                        4/15/2009                                                          0
       1,100,000        Doane Pet Care Co., Sr. Sub. Note, Series WI,
                        10.625%, 11/15/2015                                            1,171,500
       2,325,000        Jostens Holding Corp., Discount Bond, 0/10.25%,
                        12/1/2013                                                      1,790,250
       1,375,000  (1,2) Jostens Holding Corp., Sr. Note, 8.75%, 12/1/2013              1,320,220
       1,200,000        Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012             1,191,000
        575,000         Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012          567,094
       1,425,000        Playtex Products, Inc., Company Guarantee, 9.375%,
                        6/1/2011                                                       1,496,250
        275,000         Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                  255,750
        625,000         Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014             656,250
       1,849,000        Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015         1,617,875
        300,000   (1,2) Steinway Musical Instruments, Sr. Note, 7.00%,
                        3/1/2014                                                        301,500
        600,000         Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                  645,750
       1,550,000        True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                        9/15/2011                                                      1,426,000
        830,000         WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                     900,550
                            TOTAL                                                      17,568,020
                        Diversified--0.3%
       1,000,000  (1,2) Dow Jones Credit Derivative Index High Yield,
                        Credit-Linked Note, Series 5-T3, 8.25%, 12/29/2010             1,008,750
                        Energy--1.4%
       1,025,000  (1,2) Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020          1,037,812
        275,000         Grant Prideco, Inc., Sr. Unsecd. Note, Series B,
                        6.125%, 8/15/2015                                               269,500
        325,000         Lone Star Technologies, Inc., Company Guarantee,
                        Series B, 9.00%, 6/1/2011                                       341,250
        800,000         Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017            794,000
        650,000         Range Resources Corp., Sr. Sub. Note, 6.375%,
                        3/15/2015                                                       643,500
        350,000         Range Resources Corp., Sr. Sub. Note, 7.375%,
                        7/15/2013                                                       364,000
       1,200,000        Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012              1,287,000
                            TOTAL                                                      4,737,062
                        Entertainment--2.2%
       1,125,000        AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                        2/1/2012                                                       1,113,750
        750,000         Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                    800,625
       2,150,000        Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014             1,655,500
        775,000   (1,2) Hard Rock Park Operations LLC, Sr. Secd. Note,
                        9.818%, 4/1/2012                                                783,719
       1,175,000        Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                   1,197,031
       1,300,000        Universal City Development Partners Ltd., Sr. Note,
                        11.75%, 4/1/2010                                               1,439,750
        350,000         Universal City Florida Holding Co., Floating Rate
                        Note, 9.43%, 5/1/2010                                           357,000
                            TOTAL                                                      7,347,375
                        Environmental--0.6%
       1,400,000        Allied Waste North America, Inc., Company Guarantee,
                        Series B, 9.25%, 9/1/2012                                      1,517,250
        488,000         Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012          551,440
                            TOTAL                                                      2,068,690
                        Financial Institutions--0.3%
       1,050,000        American Real Estate Partners LP Finance, Sr. Note,
                        7.125%, 2/15/2013                                              1,039,500
                        Food & Beverage--5.1%
       2,150,000        ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                        11/1/2011                                                      1,773,750
        413,000         Agrilink Foods, Inc., Company Guarantee, 11.875%,
                        11/1/2008                                                       423,325
       1,025,000        American Seafoods Group LLC, Company Guarantee,
                        10.125%, 4/15/2010                                             1,076,895
       1,025,000        B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011           1,068,562
        950,000         Constellation Brands, Inc., Company Guarantee, Series
                        B, 8.00%, 2/15/2008                                             988,000
        825,000         Cott Beverages, Inc., Company Guarantee, 8.00%,
                        12/15/2011                                                      847,687
       1,650,000        Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015               1,617,000
        525,000         Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                        1/15/2008                                                       383,250
       1,100,000  (1,2) Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                   1,111,000
       1,300,000        Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013          1,330,875
       1,150,000        Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012           1,187,375
        150,000         Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011              157,125
        425,000         Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                        11/15/2013                                                      430,312
       1,425,000        Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                        11/1/2012                                                      1,154,250
       1,450,000        Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                 1,500,750
        450,000         Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
                        2/15/2008                                                       461,250
       1,500,000        UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012         1,350,000
                            TOTAL                                                      16,861,406
                        Gaming--5.8%
       1,000,000        155 East Tropicana LLC, Sr. Secd. Note, 8.75%,
                        4/1/2012                                                        992,500
        300,000         Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012             315,750
       1,025,000        Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012             1,099,312
       1,100,000  (1,2) Galaxy Entertainment Finance Co. Ltd., Company
                        Guarantee, 9.875%, 12/15/2012                                  1,150,875
        675,000         Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014           676,687
        950,000         Kerzner International Ltd., Sr. Sub. Note, 6.75%,
                        10/1/2015                                                      1,004,625
        375,000         MGM Mirage, Sr. Note, 6.625%, 7/15/2015                         370,781
        625,000         MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                     662,500
       1,550,000        MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                     1,621,687
       1,050,000        MTR Gaming Group, Inc., Company Guarantee, Series B,
                        9.75%, 4/1/2010                                                1,122,187
        500,000         Magna Entertainment Corp., Conv. Note, 7.25%,
                        12/15/2009                                                      493,000
        225,000         Majestic Star Casino LLC, Company Guarantee, 9.50%,
                        10/15/2010                                                      239,625
        325,000   (1,2) Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011            329,875
       1,175,000        Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007         1,242,562
       1,100,000        Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                        2/15/2010                                                      1,199,000
       2,025,000        Park Place Entertainment Corp., Sr. Sub. Note,
                        7.875%, 3/15/2010                                              2,161,687
        850,000         Penn National Gaming, Inc., Sr. Sub. Note, 6.75%,
                        3/1/2015                                                        854,250
        825,000   (1,2) San Pasqual Casino Development Group, Inc., Sr. Note,
                        8.00%, 9/15/2013                                                837,375
        275,000         Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                272,594
        850,000         Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014           844,687
        675,000   (1,2) Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note,
                        9.00%, 11/15/2015                                               705,375
       1,250,000        Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014           1,220,312
                            TOTAL                                                      19,417,246
                        Health Care--7.0%
        525,000         AMR Holding Co./Emcare Holding Co., Sr. Sub. Note,
                        10.00%, 2/15/2015                                               563,062
        825,000         Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                    884,812
       1,700,000        AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013           1,802,000
        525,000         Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%,
                        12/15/2014                                                      506,625
       3,050,000        CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                        1/1/2015                                                       2,089,250
        925,000   (1,2) CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016               957,375
        675,000         Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                        8/15/2010                                                       712,125
       1,375,000        Fisher Scientific International, Inc., Sr. Sub. Note,
                        6.125%, 7/1/2015                                               1,349,219
       1,375,000        HCA, Inc., Sr. Note, 6.375%, 1/15/2015                         1,345,128
       2,175,000        HCA, Inc., Sr. Note, 6.75%, 7/15/2013                          2,177,934
       1,175,000        HCA, Inc., Sr. Note, 7.50%, 11/6/2033                          1,156,397
       1,250,000        HCA, Inc., Sr. Note, 7.875%, 2/1/2011                          1,321,722
       1,075,000        National Mentor, Inc., Sr. Sub. Note, 9.625%,
                        12/1/2012                                                      1,220,125
        750,000         Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015               751,875
        800,000         Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%,
                        7/15/2015                                                       818,000
        750,000         Sybron Dental Specialties, Inc., Company Guarantee,
                        8.125%, 6/15/2012                                               795,000
        675,000         Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                  686,812
       1,050,000        VWR International, Inc., Sr. Sub. Note, 8.00%,
                        4/15/2014                                                      1,052,625
        950,000         Vanguard Health Holdings II, Sr. Sub. Note, 9.00%,
                        10/1/2014                                                       976,125
        600,000   (1,2) Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                     600,000
       1,225,000        Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                 1,231,125
        375,000         Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                    387,187
                            TOTAL                                                      23,384,523
                        Industrial - Other--6.0%
       1,600,000        ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note,
                        8.50%, 1/15/2013                                               1,576,000
        575,000         American Tire Distributors, Inc., Sr. Note, 10.75%,
                        4/1/2013                                                        529,000
        750,000   (1,2) Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011           830,625
       1,475,000        Brand Services, Inc., Company Guarantee, 12.00%,
                        10/15/2012                                                     1,585,625
        775,000         Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                701,375
        725,000         Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011            779,375
        950,000         Hawk Corp., Sr. Note, 8.75%, 11/1/2014                          957,125
        747,000         Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                        5/15/2011                                                       828,236
       1,775,000  (1,2) Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                        2/1/2015                                                       1,699,562
        850,000         Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012            935,000
       1,300,000  (1,2) Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                1,449,500
        583,333   (1,2) Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                  593,541
       1,150,000        Norcross Safety Products, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2011                                              1,198,875
        875,000   (1,2) Panolam Industries International, Inc., Sr. Sub.
                        Note, 10.75%, 10/1/2013                                         853,125
       1,150,000        Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012          1,267,875
       1,081,886        Safety Products Holdings, Inc., Sr. Note, Series B,
                        11.75%, 1/1/2012                                               1,122,457
       1,200,000        Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%,
                        12/15/2013                                                     1,170,000
       1,150,000        Superior Essex Communications LLC, Sr. Note, 9.00%,
                        4/15/2012                                                      1,161,500
        800,000         Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                        5/1/2014                                                        802,000
                            TOTAL                                                      20,040,796
                        Lodging--1.3%
        750,000         Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014          735,000
        99,000          HMH Properties, Inc., Sr. Note, Series B, 7.875%,
                        8/1/2008                                                        100,237
        475,000   (1,2) Host Marriott LP, Note, 6.75%, 6/1/2016                         476,781
       1,300,000        Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013              1,329,250
        625,000         Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                        6/15/2013                                                       678,125
       1,000,000        Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                        5/15/2010                                                      1,074,344
                            TOTAL                                                      4,393,737
                        Media - Cable--2.9%
        456,000         CCH I Holdings LLC, Sr. Disc. Note, Series 144A,
                        9.92%, 4/1/2014                                                 232,560
        345,000         CCH I Holdings LLC, Sr. Note, 10.00%, 5/15/2014                 175,950
        643,000         CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                    537,709
        500,000         CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                  507,500
        575,000         CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                587,937
        925,000         CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009                 960,844
       2,075,000        Charter Communications Holdings II, Sr. Note, 10.25%,
                        9/15/2010                                                      2,049,062
       2,350,000  (1,2) Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014            2,520,375
       1,625,000  (1,2) Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                 1,625,000
        450,000         Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                    442,687
                            TOTAL                                                      9,639,624
                        Media - Non-Cable--9.9%
       1,150,000        Advanstar Communications, Company Guarantee, Series
                        B, 12.00%, 2/15/2011                                           1,219,000
        775,000         Advanstar, Inc., Company Guarantee, Series B, 15.00%,
                        10/15/2011                                                      815,688
       1,126,766        Affinity Group Holding, Inc., Sr. Note, 10.875%,
                        2/15/2012                                                      1,087,329
        675,000         Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012           681,750
       1,600,000        CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                 1,638,000
        450,000         DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015               446,625
       1,251,000        DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013              1,341,698
        576,000         Dex Media East LLC, Company Guarantee, 12.125%,
                        11/15/2012                                                      660,960
       2,022,000        Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%,
                        8/15/2013                                                      2,246,948
       1,425,000        Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013            1,211,250
       1,800,000        Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                 1,791,000
       1,250,000        Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                        10/15/2013                                                     1,071,875
       1,400,000  (1,2) Intelsat Bermuda Ltd., Sr. Disc. Note, 0/9.25%,
                        2/1/2015                                                        976,500
        800,000         Intelsat Subsidiary Holding Co. Ltd., Sr. Note,
                        8.625%, 1/15/2015                                               830,000
        475,000         Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015             475,000
        725,000         Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013               746,750
        875,000         Lin Television Corp., Sr. Sub. Note, 6.50%, 5/15/2013           826,875
        925,000         NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%,
                        3/15/2013                                                       661,375
        725,000         Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                        3/15/2012                                                       670,625
        812,000         PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                      858,690
       1,675,000        PanAmSat Holding Corp., Discount Bond, 11/1/2014               1,214,375
        850,000         Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                     833,000
        575,000   (1,2) Quebecor Media Inc., Sr. Unsecd. Note, 7.75%,
                        3/15/2016                                                       593,688
       1,225,000        R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%,
                        12/15/2012                                                     1,364,344
        950,000   (1,2) R.H. Donnelley Corp., Sr. Disc. Note, 6.875%,
                        1/15/2013                                                       893,000
        525,000   (1,2) R.H. Donnelley Corp., Sr. Disc. Note, 6.875%,
                        1/15/2013                                                       493,500
       1,000,000  (1,2) R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016              1,045,000
       1,000,000  (1,2) Rainbow National Services LLC, Sr. Sub. Note,
                        10.375%, 9/1/2014                                              1,125,000
        800,000         Readers Digest Association, Inc., Sr. Note, Series
                        144A, 6.50%, 3/1/2011                                           802,000
        925,000   (1,2) Southern Graphics Systems, Inc., Sr. Sub. Note,
                        12.00%, 12/15/2013                                              955,063
       1,800,000  (1,2) WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014             1,786,500
        894,000         Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011             927,525
        650,000         Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                     699,563
        160,819         Ziff Davis Media, Inc., Company Guarantee, Series  ,
                        12.00%, 8/12/2009                                                89,456
                            TOTAL                                                      33,079,952
                        Metals & Mining--0.8%
       1,075,000        Aleris International, Inc., Sr. Secd. Note, 10.375%,
                        10/15/2010                                                     1,190,563
        925,000   (1,2) Novelis, Inc., Sr. Note, 7.50%, 2/15/2015                       892,625
        625,000    (3)  Republic Technologies International, Inc., Company
                        Guarantee, 13.75%, 7/15/2009                                       0
        443,000         United States Steel Corp., Sr. Note, 9.75%, 5/15/2010           480,655
                            TOTAL                                                      2,563,843
                        Packaging--2.6%
        675,000         Ball Corp., Sr. Note, 6.625%, 3/15/2018                         673,313
       1,300,000        Berry Plastics Corp., Company Guarantee, 10.75%,
                        7/15/2012                                                      1,436,500
       1,275,000  (1,2) Covalence Specialty Materials Corp., Sr. Sub. Note,
                        10.25%, 3/1/2016                                               1,345,125
        675,000   (1,2) Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                 703,688
        400,000         Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012              406,000
       1,125,000        Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012          1,203,750
        625,000         Owens-Brockway Glass Container, Inc., Company
                        Guarantee, 8.25%, 5/15/2013                                     656,250
       1,000,000        Owens-Brockway Glass Container, Inc., Sr. Note,
                        6.75%, 12/1/2014                                                982,500
        550,000         Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                562,375
        450,000   (1,2) Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                 461,250
        141,585   (1,3) Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%,
                        11/30/2008                                                       66,262
                            TOTAL                                                      8,497,013
                        Paper--2.3%
        950,000         Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015          931,000
       1,450,000        Graphic Packaging International Corp., Sr. Sub. Note,
                        9.50%, 8/15/2013                                               1,363,000
        400,000         Jefferson Smurfit Corp., Company Guarantee, 7.50%,
                        6/1/2013                                                        378,000
        724,000         Jefferson Smurfit Corp., Company Guarantee, 8.25%,
                        10/1/2012                                                       714,045
       1,150,000        MDP Acquisitions PLC, 9.625%, 10/1/2012                        1,221,875
       1,175,000        Mercer International, Inc., 9.25%, 2/15/2013                   1,051,625
       1,175,000        NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                 1,227,875
        350,000         Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                361,375
        850,000         Tembec Industries, Inc., 8.50%, 2/1/2011                        499,375
                            TOTAL                                                      7,748,170
                        Pharmaceuticals--0.1%
        450,000   (1,2) Angiotech Pharmaceuticals, Inc., Sr. Sub. Note,
                        7.75%, 4/1/2014                                                 456,750
                        Restaurants--0.7%
        550,000   (1,2) Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014              559,625
        675,000   (1,2) El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013               695,250
       1,050,000        Landry's Seafood Restaurants, Inc., Sr. Note, Series
                        B, 7.50%, 12/15/2014                                           1,018,500
                            TOTAL                                                      2,273,375
                        Retailers--1.7%
       1,375,000        Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%,
                        12/15/2013                                                     1,416,250
        972,000         FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                      969,570
        575,000         General Nutrition Center, Sr. Sub. Note, 8.50%,
                        12/1/2010                                                       547,688
       1,509,000        Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                 1,735,993
        875,000         United Auto Group, Inc., Company Guarantee, 9.625%,
                        3/15/2012                                                       930,781
                            TOTAL                                                      5,600,282
                        Services--0.9%
        195,000         CB Richard Ellis Services, Inc., Sr. Note, 9.75%,
                        5/15/2010                                                       212,063
        715,000         Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                        3/15/2012                                                       771,306
        925,000   (1,2) HydroChem Industrial Services, Sr. Sub. Note, 9.25%,
                        2/15/2013                                                       922,688
       1,150,000        Insurance Automotive Auctions, Inc., Sr. Note,
                        11.00%, 4/1/2013                                               1,216,125
                            TOTAL                                                      3,122,182
                        Technology--4.2%
        75,000    (1,2) Activant Solutions, Inc., Floating Rate Note, 10.53%,
                        4/1/2010                                                         76,875
        275,000   (1,2) Activant Solutions, Inc., Floating Rate Note, 10.53%,
                        4/1/2010                                                        281,875
       1,150,000        Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011          1,279,375
        600,000         Danka Business Systems PLC, Sr. Note, 11.00%,
                        6/15/2010                                                       493,500
        825,000         Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                        7/15/2014                                                       860,063
        600,000         MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%,
                        12/15/2014                                                      564,000
        350,000   (1,2) SERENA Software, Inc., Sr. Sub. Note, 10.375%,
                        3/15/2016                                                       368,375
        975,000   (1,2) SS&C Technologies, Inc., Sr. Sub. Note, 11.75%,
                        12/1/2013                                                      1,048,125
       1,075,000        Seagate Technology HDD Holdings, Sr. Note, 8.00%,
                        5/15/2009                                                      1,122,031
        569,000         Smart Modular Technologies, Inc., Sr. Secd. Note,
                        10.03%, 4/1/2012                                                611,675
       1,425,000  (1,2) SunGard Data Systems, Inc., Sr. Note, 9.125%,
                        8/15/2013                                                      1,514,063
       1,150,000  (1,2) SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%,
                        8/15/2015                                                      1,216,125
        650,000         Telex Communications, Inc., Sr. Secd. Note, 11.50%,
                        10/15/2008                                                      698,750
       1,600,000        UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                     1,768,000
       1,900,000        Xerox Corp., Sr. Note, 9.75%, 1/15/2009                        2,087,625
                            TOTAL                                                      13,990,457
                        Textile--0.6%
        625,000         Phillips Van Heusen Corp., Sr. Note, 7.25%, 2/15/2011           640,625
        350,000         Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013           372,750
        775,000         Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                827,313
                            TOTAL                                                      1,840,688
                        Transportation--1.3%
        700,000    (3)  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,
                        11/15/2049                                                         0
        700,000   (1,2) Hertz Corp., Sr. Note, 8.875%, 1/1/2014                         729,750
       1,475,000  (1,2) Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                   1,607,750
        800,000         Stena AB, Sr. Note, 7.50%, 11/1/2013                            794,000
       1,200,000        Stena AB, Sr. Note, 9.625%, 12/1/2012                          1,314,000
        800,000    (3)  The Holt Group, Inc., Company Guarantee, 9.75%,
                        1/15/2049                                                          0
                            TOTAL                                                      4,445,500
                        Utility - Electric--3.5%
        250,000         CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                  254,063
        825,000         CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                    852,844
        625,000         Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009          643,750
        975,000         Edison Mission Holding Co., Sr. Note, 9.875%,
                        4/15/2011                                                      1,106,625
        423,855   (1,2) FPL Energy National Wind, Note, 6.125%, 3/25/2019               412,915
        925,000   (1,2) Mirant North America LLC, Sr. Note, 7.375%, 12/31/2013          948,125
        500,000         NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                     509,375
       1,000,000        NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                   1,023,750
        100,000         Nevada Power Co., 6.50%, 4/15/2012                              102,424
        500,000         Nevada Power Co., Mtg. Note, Series L, 5.875%,
                        1/15/2015                                                       493,159
       1,202,000        Nevada Power Co., Second Mortgage Notes, 9.00%,
                        8/15/2013                                                      1,329,860
        275,000         Northwestern Corp., Note, 5.875%, 11/1/2014                     272,241
       1,700,000        PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009              1,891,250
        375,000         Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                        12/15/2014                                                      332,813
        325,000         Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                        7/15/2013                                                       327,031
        675,000   (1,2) Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017            680,906
        300,000         TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                    309,750
                            TOTAL                                                      11,490,881
                        Utility - Natural Gas--5.4%
        250,000         ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                   267,188
       1,175,000        AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016              1,175,000
        375,000   (1,2) Atlas Pipeline Partners LP, Sr. Note, 8.125%,
                        12/15/2015                                                      392,813
        350,000         El Paso Corp., 6.75%, 5/15/2009                                 350,875
       1,675,000        El Paso Corp., Sr. Note, 7.80%, 8/1/2031                       1,691,750
       1,450,000        El Paso Production Holding Co., Company Guarantee,
                        7.75%, 6/1/2013                                                1,509,813
       1,400,000        Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015            1,330,000
       1,100,000        Inergy LP, Sr. Note, 6.875%, 12/15/2014                        1,050,500
        200,000         Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015          196,000
        950,000         Pacific Energy Partners LP, Sr. Note, 7.125%,
                        6/15/2014                                                       971,375
        700,000   (1,2) SemGroup LP, Sr. Note, 8.75%, 11/15/2015                        717,500
        650,000         Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                 656,881
       2,325,000        Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                2,664,622
        375,000         Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017               401,385
       1,125,000        Transcontinental Gas Pipe Corp., Sr. Note, 8.875%,
                        7/15/2012                                                      1,288,125
       2,250,000        Williams Cos., Inc., Note, 7.625%, 7/15/2019                   2,407,500
        775,000         Williams Cos., Inc., Note, 7.875%, 9/1/2021                     837,000
                            TOTAL                                                      17,908,327
                        Wireless Communications--2.6%
        500,000         Centennial Cellular Corp., Floating Rate Note - Sr.
                        Note, 10.25%, 1/1/2013                                          520,000
        800,000         Centennial Communications Corp., Sr. Note, 10.00%,
                        1/1/2013                                                        835,000
        550,000         Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                        11/15/2012                                                      470,250
        130,000         Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012               133,900
        825,000         New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                        11/1/2012                                                       888,938
       1,250,000        Nextel Communications, Inc., Sr. Note, Series D,
                        7.375%, 8/1/2015                                               1,314,881
       1,050,000        Rogers Wireless, Inc., 6.375%, 3/1/2014                        1,052,625
        825,000         Rogers Wireless, Inc., Floating Rate Note - Sr.
                        Secured Note, 8.035%, 12/15/2010                                855,938
        225,000         Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                        12/15/2012                                                      238,219
        225,000         Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                        3/15/2015                                                       242,438
        900,000         Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                        12/15/2012                                                      959,625
        900,000         US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012            1,009,794
                            TOTAL                                                      8,521,608
                        Wireline Communications--3.5%
       1,825,000        AT&T Corp., Sr. Note, 9.75%, 11/15/2031                        2,187,748
        725,000         Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                        7/15/2013                                                       748,563
        575,000         Cincinnati Bell, Inc., Sr. Note, 7.00%, 2/15/2015               572,125
        700,000         Citizens Communications Co., 9.00%, 8/15/2031                   751,625
        750,000         Citizens Communications Co., Sr. Note, 6.25%,
                        1/15/2013                                                       733,125
       5,075,000        Qwest Corp., Note, 8.875%, 3/15/2012                           5,696,688
        950,000         Valor Telecommunications Enterprises, Sr. Note,
                        7.75%, 2/15/2015                                                999,875
                            TOTAL                                                      11,689,749
                     TOTAL CORPORATE BONDS (IDENTIFIED COST
                            $314,498,755)                                             315,392,438

                        PREFERRED STOCKS--0.3%
                        Media - Non-Cable--0.0%
          42            Ziff Davis Media, Inc., PIK Pfd., Series E-1                     10,605
                        Retailers--0.3%
         1,100          General Nutrition Centers Holding Co., Exchangeable
                        Pfd. Stock, Series A                                           1,020,250
                            TOTAL PREFERRED STOCKS (IDENTIFIED COST
                            $1,106,600)                                                1,030,855

                        COMMON STOCKS & WARRANTS--0.3%
                        Chemicals--0.0%
          332      (3)  General Chemical Industrial Products, Inc.                      105,885
          192      (3)  General Chemical Industrial Products, Inc., Warrants             23,717
          142      (3)  General Chemical Industrial Products, Inc., Warrants               0
                            TOTAL                                                       129,602
                        Consumer Products--0.0%
          580      (3)  Sleepmaster LLC                                                  1,450
                        Food & Beverage--0.1%
        26,415          B&G Foods, Inc.                                                 380,904
                        Industrial - Other--0.1%
        156,932   (1,3) ACP Holdings Corp., Warrants                                    262,861
                        Media - Cable--0.1%
         7,305     (3)  NTL, Inc.                                                       212,649
                        Media - Non-Cable--0.0%
          425     (1,3) Advanstar, Inc., Warrants                                          4
          850      (3)  XM Satellite Radio, Inc., Warrants                               19,550
         7,700     (3)  Ziff Davis Media, Inc., Warrants                                   77
                            TOTAL                                                        19,631
                        Metals & Mining--0.0%
          625     (1,3) Republic Technologies International, Inc., Warrants                0
        23,013     (3)  Royal Oak Mines, Inc.                                             161
                            TOTAL                                                         161
                        Other--0.0%
          71      (1,3) CVC Claims Litigation LLC                                          0
                        Packaging--0.0%
          650     (1,3) Pliant Corp., Warrants                                             0
        15,500    (1,3) Russell Stanley Holdings, Inc.                                     0
                            TOTAL                                                          0
                        Paper--0.0%
          450     (1,3) MDP Acquisitions PLC, Warrants                                   9,225
                        Wireline Communications--0.0%
         7,366     (3)  Viatel Holding (Bermuda) Ltd.                                      22
                 TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST
                            $4,324,046)                                                1,016,505

                        REPURCHASE AGREEMENT--2.2%
  $    7,436,000        Interest in $2,500,000,000 joint repurchase agreement
                        4.83%, dated 3/31/2006 under which UBS Securities LLC
                        will repurchase U.S. Government Agency securities
                        with various maturities to 3/25/2036 for
                        $2,501,006,250 on 4/3/2006. The market value of the
                        underlying securities at the end of the period was
                        $2,560,315,050 (AT COST).                                      7,436,000
                            TOTAL INVESTMENTS --- 98.0%
                            (IDENTIFIED COST $329,115,056)(4)                         326,605,092
                            OTHER ASSETS AND LIABILITIES --- NET --- 2.0%              6,628,009
                            TOTAL NET ASSETS --- 100%                           $     333,233,101

================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $51,575,667 which represents 15.5% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule
       144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At March 31, 2006, these securities amounted to $51,237,315 which represents 15.4% of total net assets.
     3 Non-income producing security.
     4 The cost of investments for federal tax purposes amounts to $330,199,265.The net unrealized depreciation of investments for federal tax purposes was $3,594,173. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,292,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,887,172.

    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.


Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2006, is as follows:

Security                                       Acquisition Date      Acquisition
                                                                     Cost
ACP Holdings Corp., Warrants                   9/24/2003             $ 0
Advanstar, Inc., Warrants                      2/14/2001             $34,923
CVC Claims Litigation LLC                      3/26/1997-6/18/1997   $590,616
Diamond Brands Operating Corp., Sr. Sub.       4/15/1998             $185,368
Note, 10.125%, 4/15/2008
Diamond Brands, Inc., Sr. Disc. Deb.,          4/15/1998             $129,815
12.875%, 4/15/2009
MDP Acquisitions PLC, Warrants                 9/23/2002             $0
Pliant Corp., Warrants                         5/25/2000             $23,653
Republic Technologies International,           8/6/1999-12/28/2001   $1
Inc., Warrants
Russell Stanley Holdings, Inc.                 2/5/1999-12/28/2001   $1,250
Russell Stanley Holdings, Inc., Sr. Sub        2/5/1999-12/28/2001   $767,126
Note, 9.00%, 11/30/2008

--------------------------------------------------------------------------------

        The following acronym is used throughout this portfolio:

   PIK       --Payment in Kind





FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

                                                                             Value in
         Shares                                                            U.S. Dollars

                           COMMON STOCKS--98.5%

                           AUSTRALIA--1.2%
                           Materials--1.2%
         37,900            BHP Billiton Ltd.                          $      759,713

                           BRAZIL--1.9%
                           Materials--1.9%
         28,700            Companhia Vale Do Rio Doce, ADR                  1,240,701

                           CANADA--8.1%
                           Energy--6.4%
         33,100            EnCana Corp.                                     1,544,676
         16,100            Nexen, Inc.                                       886,441
         13,800            Petro-Canada                                      654,403
         21,300            Talisman Energy, Inc.                            1,131,161
                               TOTAL                                        4,216,681
                           Materials--1.7%
         101,200     (1)   Kinross Gold Corp.                               1,103,118
                               TOTAL CANADA                                 5,319,799

                           FINLAND--2.0%
                           Technology Hardware & Equipment--2.0%
         61,600            Nokia Oyj                                        1,275,021

                           FRANCE--4.5%
                           Banks--1.6%
         10,440            BNP Paribas SA                                    969,753
           724       (1)   BNP Paribas SA                                     64,970
                               TOTAL                                        1,034,723
                           Insurance--1.4%
         26,800            AXA                                               940,550
                           Media--1.5%
         28,200            Vivendi Universal SA                              968,496
                               TOTAL FRANCE                                 2,943,769

                           GERMANY, FEDERAL REPUBLIC OF--4.5%
                           Capital Goods--2.0%
         13,750            Siemens AG                                       1,283,712
                           Insurance--2.0%
          7,995            Allianz AG                                       1,334,914
                           Utilities--0.5%
          3,800            RWE AG                                            330,733
                               TOTAL GERMANY, FEDERAL REPUBLIC OF           2,949,359

                           ISRAEL--1.2%
                           Software & Services--1.2%
         40,600      (1)   Check Point Software Technologies Ltd.            812,812

                           JAPAN--29.0%
                           Automobiles & Components--1.0%
         17,400            Aisin Seiki Co.                                   677,077
                           Banks--6.6%
           129             Mitsubishi UFJ Financial Group, Inc.             1,972,812
           173             Mizuho Financial Group, Inc.                     1,415,455
         83,000            Sumitomo Trust & Banking Co. Ltd.                 960,459
                               TOTAL                                        4,348,726
                           Capital Goods--4.0%
         38,100            Mitsubishi Corp.                                  867,528
          6,900            SMC Corp.                                        1,075,157
         42,700            Sumitomo Electric Industries                      676,597
                               TOTAL                                        2,619,282
                           Commercial Services & Supplies--1.1%
         22,300            Meitec Corp.                                      733,229
                           Consumer Durables & Apparel--2.0%
         37,000            Nikon Corp.                                       663,296
         37,000            Sharp Corp.                                       655,438
                               TOTAL                                        1,318,734
                           Consumer Services--1.0%
         37,400            Skylark Co.                                       668,878
                           Energy--1.2%
         94,000            Nippon Mining Holdings, Inc.                      793,050
                           Food & Staples Retailing--1.3%
         31,200            Sundrug Co. Ltd.                                  824,401
                           Health Care Equipment & Services--1.9%
         38,700            Terumo Corp.                                     1,272,464
                           Insurance--1.5%
           48              Millea Holdings, Inc.                             950,212
                           Materials--2.4%
         29,700            Japan Synth Rubber                                883,178
           155             Nippon Paper Group, Inc.                          670,306
                               TOTAL                                        1,553,484
                           Pharmaceuticals & Biotechnology--1.7%
         19,300            Takeda Pharmaceutical Co. Ltd.                   1,100,280
                           Real Estate--1.1%
         31,000            Mitsubishi Estate Co. Ltd.                        734,834
                           Retailing--2.2%
         33,300            Marui Co.                                         657,795
         14,600            Nitori Co.                                        760,391
                               TOTAL                                        1,418,186
                               TOTAL JAPAN                                  19,012,837

                           KOREA, REPUBLIC OF--1.9%
                           Semiconductors & Semiconductor Equipment--1.9%
          1,876            Samsung Electronics Co.                          1,216,427

                           MEXICO--3.0%
                           Food Beverage & Tobacco--2.1%
         14,800            Fomento Economico Mexicano, SA de C.V., ADR      1,356,568
                           Media--0.7%
         24,000            Grupo Televisa S.A., GDR                          477,600
                           Transportation--0.2%
          3,500      (1)   Grupo Aeroportuario del Pacifico SA, ADR          111,825
                               TOTAL MEXICO                                 1,945,993

                           NETHERLANDS--4.9%
                           Banks--1.8%
         38,700            ABN AMRO Holdings NV                             1,160,271
                           Consumer Durables & Apparel--1.5%
         29,395            Philips Electronics NV                            993,506
                           Diversified Financials--1.6%
         27,460            ING Groep NV                                     1,084,843
                               TOTAL NETHERLANDS                            3,238,620

                           SPAIN--1.7%
                           Banks--1.7%
         75,600            Banco Santander Central Hispano, S.A.            1,103,971

                           SWITZERLAND--11.2%
                           Diversified Financials--1.3%
         15,300            Credit Suisse Group                               858,509
                           Food Beverage & Tobacco--1.5%
          3,270            Nestle SA                                         970,728
                           Pharmaceuticals & Biotechnology--7.0%
         45,580            Novartis AG                                      2,534,844
         14,000            Roche Holding AG                                 2,084,455
                               TOTAL                                        4,619,299
                           Transportation--1.4%
          2,811            Kuehne & Nagel International AG                   911,017
                               TOTAL SWITZERLAND                            7,359,553

                           TAIWAN, PROVINCE OF CHINA--0.9%
                           Technology Hardware & Equipment--0.9%
         40,700            Au Optronics Corp., Class ADR, ADR                606,837

                           UNITED KINGDOM--19.0%
                           Banks--1.1%
         21,070            Royal Bank of Scotland PLC, Edinburgh             685,649
                           Capital Goods--1.2%
         47,400            Smiths Industries                                 809,527
                           Commercial Services & Supplies--1.1%
         88,481            Capita Group PLC                                  706,375
                           Energy--0.7%
         38,900            BP PLC                                            446,736
                           Food Beverage & Tobacco--3.8%
         10,933            British American Tobacco PLC                      264,790
         154,700     (1)   Britvic                                           590,634
         103,400           Diageo PLC                                       1,628,501
                               TOTAL                                        2,483,925
                           Materials--2.1%
         27,460            Rio Tinto PLC                                    1,394,056
                           Pharmaceuticals & Biotechnology--6.9%
         22,500            AstraZeneca PLC                                  1,133,653
         84,800            GlaxoSmithKline PLC                              2,217,338
         75,200            Shire PLC                                        1,154,314
                               TOTAL                                        4,505,305
                           Semiconductors & Semiconductor Equipment--1.1%
         324,300           ARM Holdings PLC                                  750,782
                           Telecommunication Services--1.0%
         322,978           Vodafone Group PLC                                676,175
                               TOTAL UNITED KINGDOM                         12,458,530

                           UNITED STATES--3.5%
                           Energy--2.1%
         17,200      (1)   Transocean Sedco Forex, Inc.                     1,381,160
                           Media--1.4%
         30,950      (1)   NTL, Inc.                                         900,955
                               TOTAL UNITED STATES                          2,282,115
                               TOTAL INVESTMENTS --- 98.5%
                               (IDENTIFIED COST $53,870,025)(2)             64,526,057
                               OTHER ASSETS AND LIABILITIES --- NET --      1,000,364
                               TOTAL NET ASSETS --- 100%              $     65,526,421

================================================================================

     1 Non-income producing security.
     2 The cost of investments for federal tax purposes was $53,870,025. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $10,656,032. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,877,199 and net unrealized depreciation from investment for those securities having an excess of cost over value of $221,167.

   Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



   The following acronyms are used throughout this portfolio:

   ADR     --American Depositary Receipt
   GDR     --Global Depository Receipt





FEDERATED KAUFMANN FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

        Shares or
        Principal
         Amount                                                                             Value

                           COMMON STOCKS--92.8%
                           Consumer Discretionary--13.2%
         53,450      (1)   Advance Auto Parts, Inc.                                $      2,225,658
         13,500      (1)   Bed Bath & Beyond, Inc.                                         518,400
         36,077            Bharat Forge Ltd.                                               360,770
          2,100            Block (H&R), Inc.                                               45,465
          8,000            Centex Corp.                                                    495,920
         20,100      (1)   Central European Media Enterprises Ltd., Class A               1,379,061
          3,400      (1)   Chipotle Mexican Grill, Inc.                                    188,326
          8,100      (1)   Clear Channel Outdoor Holdings, Inc., Class A                   189,945
         32,500      (1)   Clear Media Ltd.                                                37,907
          3,400      (1)   Concorde Career Colleges, Inc.                                  56,100
          2,500      (1)   Dick's Sporting Goods, Inc.                                     99,175
         12,300     (1,2)  Educate, Inc.                                                   104,796
          1,100            Gentex Corp.                                                    19,206
          4,300     (1,2)  Getty Images, Inc.                                              321,984
          2,900      (2)   Harley Davidson, Inc.                                           150,452
         54,600            J.D. Wetherspoon PLC                                            353,124
         12,300      (1)   Kohl's Corp.                                                    652,023
         10,200      (1)   Lamar Advertising Co.                                           536,724
          7,400      (1)   Lodgenet Entertainment                                          115,292
          5,200      (1)   Morgans Hotel Group Co.                                         91,832
         11,900            Orient-Express Hotel Ltd.                                       466,837
          2,520      (1)   Pantaloon Retail India Ltd.                                     111,843
         71,100            PetSmart, Inc.                                                 2,000,754
          1,100      (1)   Stamps.com, Inc.                                                38,786
          5,500     (1,3)  Submarino SA                                                    261,745
         13,400     (1,2)  Syntax-Brillian Corp.                                           59,228
          6,700      (1)   Texas Roadhouse, Inc.                                           114,503
          1,900      (1)   Toll Brothers, Inc.                                             65,797
          2,800      (1)   TomTom NV                                                       99,013
           900       (1)   Tractor Supply Co.                                              59,706
          8,430            USS Co. Ltd.                                                    574,415
          5,500      (1)   Volcom, Inc.                                                    195,415
           300             Washington Post Co., Class B                                    233,025
          9,200     (1,2)  Williams-Sonoma, Inc.                                           390,080
                               TOTAL                                                     12,613,307
                           Consumer Staples--2.0%
          1,900            CVS Corp.                                                       56,753
         18,300      (1)   Dean Foods Co.                                                  710,589
         27,450            Hindustan Lever Ltd.                                            166,551
          5,300            Loews Corp.                                                     250,531
         10,400      (1)   Shoppers Drug Mart Corp.                                        395,838
          5,200            Whole Foods Market, Inc.                                        345,488
                               TOTAL                                                      1,925,750
                           Energy--1.0%
          1,900     (1,3)  Addax Petroleum Corp.                                           45,553
          1,300            BJ Services Co.                                                 44,980
          1,100      (1)   EXCO Resources, Inc.                                            13,783
          5,100            Kinder Morgan, Inc.                                             469,149
          8,100      (1)   The Houston Exploration Co.                                     426,870
                               TOTAL                                                      1,000,335
                           Financials--18.9%
         29,617            3i Group                                                        483,949
         25,400            Advance America Cash Advance, Inc.                              365,252
         20,400            Axis Capital Holdings Ltd.                                      609,960
          8,100            Brookfield Asset Management, Inc., Class A                      445,986
         40,400      (1)   CB Richard Ellis Services, Inc.                                3,260,280
          7,900            Calamos Asset Management, Inc.                                  295,460
          9,000            Capital One Financial Corp.                                     724,680
          1,100            Cincinnati Financial Corp.                                      46,277
         14,700            Endurance Specialty Holdings Ltd.                               478,485
         11,800     (1,2)  First Marblehead Corp.                                          510,350
         10,000            Genworth Financial, Inc., Class A                               334,300
          1,000            Global Signal, Inc.                                             49,200
         24,042            Housing Development Finance Corp. Ltd.                          724,042
         41,000            ICICI Bank Ltd.                                                 541,983
          8,700            ICICI Bank Ltd., ADR                                            240,816
         22,300            IPC Holdings Ltd.                                               625,515
          5,100      (1)   James River Group, Inc.                                         137,292
          7,500            Korea Investment Holdings Co. Ltd.                              268,629
         29,000     (1,2)  Labranche & Co. Inc.                                            458,490
          1,300      (1)   Markel Corp.                                                    438,984
         10,300            Morgan Stanley                                                  647,046
         11,800      (1)   NETeller PLC                                                    150,172
         26,000      (2)   Nuveen Investments, Class A                                    1,251,900
         21,300      (1)   Philadelphia Consolidated Holding Corp.                         727,182
         20,600      (1)   RHJ International                                               487,798
          2,640            SFCG Co. Ltd.                                                   597,308
         10,300            St. Joe Co.                                                     647,252
         143,900           Shinsei Bank Ltd.                                              1,007,422
          1,400            White Mountains Insurance Group, Inc.                           832,300
         19,700      (2)   Willis Group Holdings Ltd.                                      674,922
                               TOTAL                                                     18,063,232
                           Health Care--20.9%
          3,200      (1)   ATS Medical, Inc.                                                7,936
          3,922      (1)   AVANIR Pharmaceuticals, Class A                                 57,340
          7,300     (1,2)  Abiomed, Inc.                                                   94,170
          5,000      (1)   Accelrys, Inc.                                                  36,350
           700       (1)   Adeza Biomedical Corp.                                          14,791
         25,900     (1,2)  Alkermes, Inc.                                                  571,095
         17,020            Allergan, Inc.                                                 1,846,670
          8,700      (1)   Alnylam Pharmaceuticals, Inc.                                   153,033
          2,500      (1)   Altus Pharmaceuticals, Inc.                                     54,825
          2,500      (1)   Amylin Pharmaceuticals, Inc.                                    122,375
          6,700      (1)   Anadys Pharmaceuticals, Inc.                                    107,937
          6,400     (1,2)  Anika Therapeutics, Inc.                                        78,208
         12,800     (1,2)  Arena Pharmaceuticals, Inc.                                     231,808
          4,000     (1,2)  Arthrocare Corp.                                                191,280
          5,400     (1,2)  Aspect Medical Systems, Inc.                                    148,176
          7,300      (1)   Auxilium Pharmaceutical, Inc.                                   57,889
           300             Aventis Pharma Ltd.                                             13,052
         33,493      (1)   Avigen, Inc.                                                    173,159
         11,400      (1)   Bioenvision, Inc.                                               81,282
         25,500      (1)   BioMarin Pharmaceutical, Inc.                                   342,210
          1,200      (1)   Boston Scientific Corp.                                         27,660
          4,800     (1,2)  CV Therapeutics, Inc.                                           105,984
           300             Cardinal Health, Inc.                                           22,356
          8,108      (1)   Charles River Laboratories International, Inc.                  397,454
          4,200     (1,2)  Chindex International, Inc.                                     38,052
         12,059            Cipla Ltd.                                                      179,801
         40,600     (1,2)  Conceptus, Inc.                                                 532,266
          1,100            Cooper Cos., Inc.                                               59,433
         33,200     (1,2)  Cubist Pharmaceuticals, Inc.                                    762,604
           500       (1)   Covance, Inc.                                                   29,375
         46,500      (1)   Cytokinetics, Inc.                                              338,985
         49,600     (1,2)  Cytyc Corp.                                                    1,397,728
          1,500      (1)   Cypress Biosciences, Inc.                                        9,450
          8,751     (1,2)  Dexcom, Inc.                                                    177,383
          5,600      (1)   Digene Corp.                                                    218,960
          5,300      (1)   Durect Corp.                                                    33,708
         56,900      (1)   Dyax Corp.                                                      330,020
         55,500     (1,2)  Dynavax Technologies Corp.                                      334,665
         19,200      (1)   Endo Pharmaceuticals Holdings, Inc.                             629,952
         55,100      (1)   Endologix, Inc.                                                 261,725
         13,308      (1)   Favrille, Inc.                                                  80,008
          4,658      (1)   Favrille, Inc., Warrants                                        21,176
           800       (1)   Fisher Scientific International, Inc.                           54,440
           900      (1,2)  Foxhollow Technologies, Inc.                                    27,495
         21,000     (1,2)  GTX, Inc.                                                       229,320
          5,100            GlaxoSmithKline PLC, ADR                                        266,781
           900             GlaxoSmithkline Pharmaceuticals Ltd.                            29,346
          1,300            Health Management Association, Class A                          28,041
         25,232     (1,2)  Illumina, Inc.                                                  599,260
          9,600      (1)   Immunicon Corp.                                                 38,688
         13,400      (1)   Incyte Genomics, Inc.                                           80,668
         91,900     (1,2)  Isis Pharmaceuticals, Inc.                                      828,019
         10,700      (1)   Kinetic Concepts, Inc.                                          440,519
          7,800      (1)   Kos Pharmaceuticals, Inc.                                       372,606
         27,600      (1)   Kosan Biosciences, Inc.                                         162,564
          5,300      (1)   Kyphon, Inc.                                                    197,160
         15,000      (1)   Medicines Co.                                                   308,550
           800       (2)   Meridian Bioscience, Inc.                                       21,584
         28,600      (1)   Metabasis Therapeutics, Inc.                                    259,974
          8,600     (1,2)  Momenta Pharmaceuticals, Inc.                                   169,076
         68,400      (1)   Monogram Biosciences, Inc.                                      125,856
          6,900      (1)   NMT Medical, Inc.                                               111,642
         30,800     (1,2)  Nektar Therapeutics                                             627,704
          8,100      (1)   Neurochem, Inc.                                                 113,562
          5,300     (1,2)  Neurocrine Biosciences, Inc.                                    342,062
           500       (1)   Neurometrix, Inc.                                               19,470
          4,200      (1)   Nighthawk Radiology Holdings, Inc.                              100,338
          9,500     (1,2)  Northfield Laboratories, Inc.                                   95,000
          3,300            Novartis AG, ADR                                                182,952
         18,600      (1)   NxStage Medical, Inc.                                           238,638
          8,200      (1)   OSI Pharmaceuticals, Inc.                                       263,220
          1,700     (1,2)  Onyx Pharmaceuticals, Inc.                                      44,642
          1,900      (1)   Patterson Cos., Inc.                                            66,880
         28,600     (1,2)  Pharmacyclics, Inc.                                             131,560
         16,000      (1)   Point Therapeutics, Inc.                                        55,360
         11,000      (1)   Progenics Pharmaceuticals, Inc.                                 291,390
          3,800      (1)   Psychiatric Solutions, Inc.                                     125,894
          7,800      (1)   Regeneron Pharmaceuticals, Inc.                                 129,714
          1,400     (1,2)  Rita Medical Systems, Inc.                                       5,530
           900       (1)   Sangamo BioSciences, Inc.                                        5,355
          2,500      (1)   Sepracor, Inc.                                                  122,025
          1,800      (1)   Somaxon Pharmaceuticals, Inc.                                   28,818
          4,600      (1)   Staar Surgical Co.                                              41,262
          6,300     (1,2)  Stereotaxis, Inc.                                               79,443
          2,200      (1)   Symbion, Inc.                                                   49,830
         11,100     (1,2)  Telik, Inc.                                                     214,896
          1,200      (1)   Theravance, Inc.                                                33,648
         18,400      (1)   Threshold Pharmaceuticals, Inc., Class THL                      275,816
         25,449     (1,2)  United Surgical Partners International, Inc.                    901,149
          5,100            UnitedHealth Group, Inc.                                        284,886
          3,900      (1)   VCA Antech, Inc.                                                111,072
          7,800     (1,2)  Vasogen, Inc.                                                   16,458
         20,200      (1)   Vical, Inc.                                                     124,836
          2,500     (1,2)  WebMD Health Corp., Class A                                     104,100
                               TOTAL                                                     19,951,430
                           Industrials--15.2%
         28,000      (1)   ABX Air, Inc.                                                   190,680
          4,516            Asea Brown Boveri Ltd.                                          297,853
           800             Avery Dennison Corp.                                            46,784
         11,235            Bharat Heavy Electricals Ltd.                                   571,849
         17,800            CNF Transportation, Inc.                                        888,932
           900             Cintas Corp.                                                    38,358
          7,600     (1,2)  CoStar Group, Inc.                                              394,364
          7,000      (1)   Copart, Inc.                                                    192,150
          8,000            DRS Technologies, Inc.                                          438,960
          8,400            Expeditors International Washington, Inc.                       725,676
          2,000            Fastenal Co.                                                    94,680
         10,200            FedEx Corp.                                                    1,151,988
          2,200      (2)   Fluor Corp.                                                     188,760
          9,850            Forward Air Corp.                                               367,307
          4,300            Grainger (W.W.), Inc.                                           324,005
         25,600      (1)   Himax Technologies, Inc., ADR                                   224,000
           700             IDEX Corp.                                                      36,519
         10,500      (1)   IHS, Inc., Class A                                              287,175
           700             Illinois Tool Works, Inc.                                       67,417
          9,500     (1,2)  Innovative Solutions and Support, Inc.                          123,500
         21,475      (1)   Interline Brands, Inc.                                          541,814
          2,500      (1)   K&F Industries Holdings, Inc.                                   41,500
          6,900     (1,2)  Kansas City Southern Industries, Inc.                           170,430
          2,905            Kuehne & Nagel International AG                                 941,481
         41,100      (1)   LG Philips LCD Co. Ltd.                                        1,852,800
         10,100            Landstar System, Inc.                                           445,612
          1,200            Larsen & Toubro Ltd.                                            65,771
         22,300     (1,3)  Nagarjuna Construction Co. Ltd., GDR                            176,170
         12,900      (1)   NuCo2, Inc.                                                     409,446
           900             Regal Beloit Corp.                                              38,043
         25,500            Rinker Group Ltd.                                               362,370
          7,600     (1,2)  Ryanair Holdings PLC, ADR                                       415,720
          8,400            Ryder Systems, Inc.                                             376,152
         10,600            Simpson Manufacturing Co., Inc.                                 458,980
         10,200            TNT NV                                                          353,150
         10,300      (1)   TransDigm Group, Inc.                                           265,225
         10,200            United Parcel Service, Inc.                                     809,676
          7,100            Vicor Corp.                                                     140,083
                               TOTAL                                                     14,515,380
                           Information Technology--17.3%
          4,500      (1)   ATI Technologies, Inc.                                          77,218
          5,800      (1)   Access Integrated Technology, Inc., Class A                     74,530
         12,000      (1)   Actions Semiconductor Co. Ltd., ADR                             116,400
         10,192      (1)   Adobe Systems, Inc.                                             355,905
           227       (1)   AdStar, Inc.                                                      443
          6,900            Adtran, Inc.                                                    180,642
          1,300     (1,2)  Advanced Analogic Technologies, Inc.                            14,820
         17,200      (1)   Agere Systems, Inc.                                             258,688
          8,900      (1)   Amdocs Ltd.                                                     320,934
         15,700      (1)   Anadigics, Inc.                                                 124,030
         14,900      (1)   Autodesk, Inc.                                                  573,948
          2,600      (1)   Avnet, Inc.                                                     65,988
          8,400     (1,2)  Blackboard Inc.                                                 238,644
          2,550     (1,2)  Broadcom Corp.                                                  110,058
         28,800      (1)   CSR PLC                                                         600,445
         13,000      (1)   Check Point Software Technologies Ltd.                          260,260
         22,400      (1)   Cirrus Logic, Inc.                                              189,952
          4,200      (1)   Cognos, Inc.                                                    163,380
         23,200      (1)   Comverse Technology, Inc.                                       545,896
          3,400      (1)   DST Systems, Inc.                                               196,996
          2,000      (1)   DealerTrack Holdings, Inc.                                      42,620
         10,600     (1,2)  Entegris, Inc.                                                  112,784
          8,800     (1,2)  Filenet Corp.                                                   237,776
           900       (1)   Greenfield Online, Inc.                                          5,391
         16,800      (1)   Homestore.com, Inc.                                             110,208
         14,300      (1)   Hyperion Solutions Corp.                                        466,180
         12,700      (1)   Infocrossing, Inc.                                              153,035
          3,200     (1,2)  Iron Mountain, Inc.                                             130,368
         13,700      (1)   Komag, Inc.                                                     652,120
          7,700      (1)   LeCroy Corp.                                                    120,505
          4,800      (1)   M-Systems Flash Disk Pioneers Ltd.                              124,128
         45,800      (1)   MEMC Electronic Materials                                      1,690,936
         47,700      (1)   Magma Design Automation                                         412,605
         16,300      (1)   Microsemi Corp.                                                 474,493
         17,100            Microsoft Corp.                                                 465,291
          7,000     (1,2)  Mobility Electronics, Inc.                                      58,310
         14,700      (1)   NAVTEQ Corp.                                                    744,555
         34,400     (1,2)  NIC, Inc.                                                       210,872
         10,100     (1,2)  NetIQ Corp.                                                     112,615
          1,400      (1)   Nextest Systems Corp.                                           22,694
         19,400      (1)   Online Resources Corp.                                          252,200
         31,800      (1)   Oracle Corp.                                                    435,342
         13,300      (1)   PowerDsine Ltd.                                                 91,770
          1,700            Qualcomm, Inc.                                                  86,037
         19,500     (1,2)  Quest Software, Inc.                                            325,650
         16,800      (1)   S1 Corp.                                                        84,672
          2,500      (1)   SI International, Inc.                                          87,875
          3,100            SAP AG                                                          672,493
          9,800      (1)   SSA Global Technologies, Inc.                                   157,094
          1,300      (1)   Saifun Semiconductors Ltd.                                      40,430
          5,500      (2)   Satyam Computer Services Ltd., ADR                              240,680
         26,400     (1,2)  Seagate Technology Holdings                                     695,112
         17,700      (1)   Silicon Image, Inc.                                             182,487
         32,400     (1,2)  Spansion, Inc.                                                  479,520
           100      (1,2)  SunPower Corp., Class A                                          3,816
          7,300     (1,2)  Supertex, Inc.                                                  274,626
          4,300            Symbol Technologies, Inc.                                       45,494
         16,600      (1)   TNS, Inc.                                                       351,588
         10,100      (1)   Ultratech Stepper, Inc.                                         247,248
         18,000      (1)   ValueClick, Inc.                                                304,560
          2,600      (1)   Vimicro International Corp., ADR                                46,800
         11,500            Wipro Ltd.                                                      144,461
          5,300      (1)   Xyratex Ltd.                                                    166,950
         17,500      (1)   eCollege.com                                                    329,700
                               TOTAL                                                     16,563,268
                           Materials--1.6 %
          4,261            Cemex S.A. de C.V., ADR                                         278,158
         222,000           China Metal International Ho                                    76,535
         42,000      (1)   China National Building Material Co. Ltd.                       19,893
          2,200      (1)   Frutarom                                                        15,255
          7,800            Frutarom, GDR                                                   54,088
         52,000      (1)   Hunan Non-Ferrous Metal Corp. Ltd.                              19,268
         272,000     (1)   Lee & Man Paper Manufacturing Ltd.                              364,576
         33,951      (1)   National Aluminum Co. Ltd.                                      222,436
          4,200            Newmont Mining Corp.                                            217,938
         225,300     (1)   Nine Dragons Paper Holdings Ltd.                                153,894
          1,500      (1)   Pactiv Corp.                                                    36,810
          1,100            RPM, Inc.                                                       19,734
          1,100            Sonoco Products Co.                                             37,257
                               TOTAL                                                      1,515,842
                           Telecommunication Services--2.4%
         113,100     (1)   Bharti Airtel Ltd.                                             1,047,763
          7,800            Consolidated Communications Holdings, Inc.                      126,906
          8,016      (1)   NTELOS Holdings Corp.                                           112,304
          2,200     (1,2)  NeuStar, Inc., Class A                                          68,200
           100             PT Telekomunikasi Indonesia, Class CS, ADR                       3,031
         168,000           Singapore Telecom Ltd.                                          275,521
          8,000      (1)   Syniverse Holdings, Inc.                                        126,400
         32,300      (1)   Time Warner Telecom, Inc.                                       579,785
                               TOTAL                                                      2,339,910
                           Utilities--0.3%
          2,200      (2)   Consolidated Water Co.                                          53,878
         92,252            NTPC Ltd.                                                       277,793
                               TOTAL                                                       331,671
                               TOTAL COMMON STOCKS (IDENTIFIED COST $67,745,602)         88,820,125

                           CORPORATE BONDS--0.4%
                           Information Technology--0.4%
  $      267,000           BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025
                           (IDENTIFIED COST $352,785)                                      391,019

                           PREFERRED STOCKS--0.2%
                           Financials--0.1%
          2,400            Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC,
                           $2.30, Annual Dividend                                          103,957
                           Information Technology--0.1%
           200             Marchex, Inc., Conv. Pfd., $11.88, Annual Dividend              42,600
                               TOTAL PREFERRED STOCKS (IDENTIFIED COST $118,604)           146,557

                           REPURCHASE AGREEMENTS--19.1%
  $     7,652,000          Interest in $2,500,000,000 joint repurchase agreement
                           4.83%, dated 3/31/2006 under which UBS Securities LLC
                           will repurchase U.S. Government Agency securities
                           with various maturities to 3/25/2036 for
                           $2,501,006,250 on 4/3/2006. The market value of the
                           underlying securities at the end of the period was
                           $2,560,315,050.                                                7,652,000
        5,000,000          Interest in $2,000,000,000 joint repurchase agreement
                           4.84%, dated 3/31/2006 under which Bear Stearns and
                           Co., Inc. will repurchase U.S. Government Agency
                           securities with various maturities to 3/25/2036 for
                           $2,000,806,667 on 4/3/2006. The market value of the
                           underlying securities at the end of the period was
                           $2,060,005,428 (purchased with proceeds from
                           securities lending collateral).                                5,000,000
        5,658,000          Interest in $1,000,000,000 joint repurchase agreement
                           4.84%, dated 3/31/2006 under which Morgan Stanley and
                           Co., Inc. will repurchase a U.S. Government Agency
                           security maturing on 7/1/2035 for $1,000,403,333 on
                           4/3/2006. The market value of the underlying security
                           at the end of the period was $1,020,000,001
                           (purchased with proceeds from securities lending
                           collateral).                                                   5,658,000
                               TOTAL REPURCHASE AGREEMENTS (AT COST)                     18,310,000
                               TOTAL INVESTMENTS - 112.5%

                               (IDENTIFIED COST $86,526,991)(4)                          107,667,701
                               OTHER ASSETS AND LIABILITIES - NET - (12.5)%             (11,980,398)
                               TOTAL NET ASSETS - 100%                             $     95,687,303

================================================================================

     1 Non-income producing security.
     2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
       Market Value of Securities Loaned       Market Value of Collateral
       $10,354,052                             $10,658,000
     3 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $483,468 which represents 0.5% of total net assets.
     4 At March 31, 2006, the cost of investments for federal tax purposes was $86,526,991. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $21,140,710. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,127,370 and net unrealized depreciation from investments for those securities having an excess of cost over value of $986,660.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


The following acronyms are used throughout this portfolio:

ADR     --American Depositary Receipt
GDR     --Global Depository Receipt





FEDERATED MARKET OPPORTUNITY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

      Shares or
      Principal
        Amount                                                                           Value

                        COMMON STOCKS--7.7%
                        Food & Staples Retailing--1.4%
          30            Loblaw Cos. Ltd.                                        $        1,429
                        Metals & Mining--2.7%
         100            Barrick Gold Corp.                                               2,724
                        Oil Gas & Consumable Fuels--3.6%
          30            Chevron Corp.                                                    1,739
          30            Royal Dutch Shell PLC, Class A, ADR                              1,868
                            TOTAL                                                        3,607
                            TOTAL COMMON STOCKS (IDENTIFIED COST $7,828)                 7,760

                        REPURCHASE AGREEMENTS--100.0%
 $      25,000          Interest in $1,430,000,000 joint repurchase agreement
                        4.84%, dated 3/31/2006 under which BNP Paribas
                        Securities Corp. will repurchase U.S. Government
                        Agency securities with various maturities to 4/1/2036
                        for $1,430,576,767 on 4/3/2006. The market value of
                        the underlying securities at the end of the period
                        was $1,463,894,821.                                             25,000
        25,000          Interest in $3,450,000,000 joint repurchase agreement
                        4.84%, dated 3/31/2006 under which Bank of America
                        N.A. will repurchase U.S. Government Agency
                        securities with various maturities to 5/1/2035 for
                        $3,451,391,500 on 4/3/2006. The market value of the
                        underlying securities at the end of the period was
                        $3,519,000,000.                                                 25,000
        25,000          Interest in $500,000,000 joint repurchase agreement
                        4.84%, dated 3/31/2006 under which Morgan Stanley and
                        Co., Inc. will repurchase a U.S. Government Agency
                        security with a maturity of 7/1/2035 for $500,201,667
                        on 4/3/2006. The market value of the underlying
                        security at the end of the period was $510,000,001.             25,000
        25,000          Interest in $2,500,000,000 joint repurchase agreement
                        4.83%, dated 3/31/2006 under which UBS Securities LLC
                        will repurchase U.S. Government Agency securities
                        with various maturities to 3/25/2036 for
                        $2,501,006,250 on 4/3/2006. The market value of the
                        underlying securities at the end of the period was
                        $2,560,315,050.                                                 25,000
                            TOTAL REPURCHASE AGREEMENTS (AT COST)                       100,000
                            TOTAL INVESTMENTS--107.7%
                            (IDENTIFIED COST $107,828)(1)                               107,760
                            OTHER ASSETS AND LIABILITIES--NET--(7.7)%                     (7,706)
                            TOTAL NET ASSETS--100%                               $       100,054

 1 At March 31, 2006, the cost of investments for federal tax purposes was $107,828. The net unrealized depreciation of investments for federal tax purposes was $68. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $68.

================================================================================

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR        --American Depositary Receipt





FEDERATED MID CAP GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Shares or
       Principal
        Amount                                                                              Value

                           COMMON STOCKS--99.4%
                           Consumer Discretionary--13.7%
        12,850       (1)   Advance Auto Parts, Inc.                                $       535,074
         6,600      (1,2)  Carter's, Inc.                                                  445,434
         8,300      (1,2)  Chicos Fas, Inc.                                                337,312
        11,600       (2)   Choice Hotels International, Inc.                               531,048
        14,700             Claire's Stores, Inc.                                           533,757
        14,699      (1,2)  Coldwater Creek, Inc.                                           408,632
         9,500             Darden Restaurants, Inc.                                        389,785
         7,900      (1,2)  MGM Mirage                                                      340,411
        12,900      (1,2)  Mens Wearhouse, Inc.                                            463,626
        16,800      (1,2)  NetFlix, Inc.                                                   487,032
        11,500       (2)   Nordstrom, Inc.                                                 450,570
        13,000      (1,2)  O'Reilly Automotive, Inc.                                       475,280
        14,700      (1,2)  Office Depot, Inc.                                              547,428
        13,800       (1)   Payless ShoeSource, Inc.                                        315,882
         5,800             Penney (J.C.) Co., Inc.                                         350,378
         5,100       (2)   Polo Ralph Lauren Corp., Class A                                309,111
        11,200             Snap-On Tools Corp.                                             426,944
         4,400             Starwood Hotels & Resorts Worldwide, Inc.                       298,012
         8,400       (2)   Wendy's International, Inc.                                     521,304
                               TOTAL                                                      8,167,020
                           Consumer Staples--2.7%
        10,400       (2)   Archer-Daniels-Midland Co.                                      349,960
         5,100       (2)   Brown-Forman Corp., Class B                                     392,547
        14,600       (2)   PepsiAmericas, Inc.                                             356,970
         4,600       (2)   Reynolds American, Inc.                                         485,300
                               TOTAL                                                      1,584,777
                           Energy--10.9%
         5,600       (2)   Arch Coal, Inc.                                                 425,264
         5,700             CONSOL Energy, Inc.                                             422,712
        11,200             Cameco Corp.                                                    403,200
         7,900      (1,2)  Cheniere Energy, Inc.                                           320,503
        10,200       (2)   Chesapeake Energy Corp.                                         320,382
         4,200       (2)   EOG Resources, Inc.                                             302,400
        16,400      (1,2)  Energy Partners Ltd.                                            386,712
         7,700      (1,2)  FMC Technologies, Inc.                                          394,394
         8,500       (1)   Grant Prideco, Inc.                                             364,140
         7,000       (2)   Helmerich & Payne, Inc.                                         488,740
        26,800       (1)   KFX, Inc.                                                       487,760
         6,300             Peabody Energy Corp.                                            317,583
        13,300      (1,2)  Southwestern Energy Co.                                         428,127
         8,800       (2)   Tesoro Petroleum Corp.                                          601,392
         5,900       (2)   Tidewater, Inc.                                                 325,857
         8,300      (1,2)  Ultra Petroleum Corp.                                           517,173
                               TOTAL                                                      6,506,339
                           Financials--10.7%
         5,200      (1,2)  Affiliated Managers Group                                       554,372
         3,000             Bear Stearns & Co., Inc.                                        416,100
         8,000       (1)   CB Richard Ellis Services, Inc.                                 645,600
         1,200       (2)   Chicago Mercantile Exchange Holdings, Inc.                      537,000
         5,300       (2)   Chubb Corp.                                                     505,832
        22,000       (1)   E*Trade Group, Inc.                                             593,560
         7,900             HCC Insurance Holdings, Inc.                                    274,920
         9,861      (1,2)  International Securities Exchange, Inc.                         410,711
         3,100       (2)   Kilroy Realty Corp.                                             239,506
         4,550             Legg Mason, Inc.                                                570,251
         5,399             Mercantile Bankshares Corp.                                     207,592
         9,000       (2)   Moody's Corp.                                                   643,140
         7,100             Principal Financial Group                                       346,480
         6,000       (2)   T. Rowe Price Group, Inc.                                       469,260
                               TOTAL                                                      6,414,324
                           Health Care--17.2%
        11,600             AmerisourceBergen Corp.                                         559,932
        17,500      (1,2)  Boston Scientific Corp.                                         403,375
         3,800       (2)   CIGNA Corp.                                                     496,356
         8,600       (1)   Caremark Rx, Inc.                                               422,948
         6,900      (1,2)  Covance, Inc.                                                   405,375
        10,200       (1)   Coventry Health Care, Inc.                                      550,596
        18,300       (1)   Crucell NV, ADR                                                 513,864
        10,900      (1,2)  DaVita, Inc.                                                    656,289
        39,500      (1,2)  Exelixis, Inc.                                                  474,395
         6,700       (1)   Express Scripts, Inc., Class A                                  588,930
        14,300       (1)   Forest Laboratories, Inc., Class A                              638,209
         7,000      (1,2)  Health Net, Inc.                                                355,740
         8,600      (1,2)  Henry Schein, Inc.                                              411,596
         9,200       (1)   Humana, Inc.                                                    484,380
         7,800             McKesson HBOC, Inc.                                             406,614
         5,800       (1)   Medco Health Solutions, Inc.                                    331,876
        14,800      (1,2)  Momenta Pharmaceuticals, Inc.                                   290,968
        19,600      (1,2)  Nektar Therapeutics                                             399,448
        11,300       (1)   Sepracor, Inc.                                                  551,553
        11,200       (2)   Shire PLC, ADR                                                  520,688
        10,600      (1,2)  Sierra Health Services, Inc.                                    431,420
        10,100      (1,2)  Sunrise Senior Living, Inc.                                     393,597
                               TOTAL                                                     10,288,149
                           Industrials--14.1%
         4,000      (1,2)  Alliant Techsystems, Inc.                                       308,680
         9,500      (1,2)  Ceradyne, Inc.                                                  474,050
         6,200             Corporate Executive Board Co.                                   625,580
        11,100       (2)   Equifax, Inc.                                                   413,364
         6,300       (2)   Expeditors International Washington, Inc.                       544,257
         5,500       (2)   Fluor Corp.                                                     471,900
        10,000       (2)   GATX Corp.                                                      412,900
         5,000      (1,2)  Jacobs Engineering Group, Inc.                                  433,700
         9,725       (2)   Joy Global, Inc.                                                581,263
         3,800       (2)   L-3 Communications Holdings, Inc.                               326,002
         7,000       (1)   Monster Worldwide, Inc.                                         349,020
        10,300       (2)   Norfolk Southern Corp.                                          556,921
        10,700             Precision Castparts Corp.                                       635,580
         6,700       (2)   Rockwell Automation, Inc.                                       481,797
         8,800       (2)   Toro Co.                                                        420,200
         7,000       (1)   URS Corp.                                                       281,750
        13,100             UTI Worldwide, Inc.                                             413,960
        10,200       (1)   WESCO International, Inc.                                       693,702
                               TOTAL                                                      8,424,626
                           Information Technology--23.4%
        21,600      (1,2)  ADC Telecommunications, Inc.                                    552,744
        70,800      (1,2)  ARM Holdings PLC, ADR                                           487,812
        15,100      (1,2)  ASM Lithography Holding NV                                      307,587
        29,600      (1,2)  ATI Technologies, Inc.                                          508,528
        10,212       (1)   Adobe Systems, Inc.                                             356,603
         8,900       (1)   Advanced Micro Devices, Inc.                                    295,124
         9,800       (1)   Ansys, Inc.                                                     530,670
        99,800       (1)   Brocade Communications Systems, Inc.                            666,664
        37,400      (1,2)  Cadence Design Systems, Inc.                                    691,526
        19,200       (1)   Ceridian Corp.                                                  488,640
        15,000       (1)   Citrix Systems, Inc.                                            568,500
         8,000      (1,2)  Cognizant Technology Solutions Corp.                            475,920
        16,400      (1,2)  CommScope, Inc.                                                 468,220
        16,300       (2)   Electronic Data Systems Corp.                                   437,329
         8,500             Global Payments, Inc.                                           450,585
         9,100             Harris Corp.                                                    430,339
         6,900             Imation Corp.                                                   296,079
        17,300       (2)   Intersil Holding Corp.                                          500,316
        13,000      (1,2)  Jabil Circuit, Inc.                                             557,180
         9,900       (1)   Lam Research Corp.                                              425,700
        22,200      (1,2)  MEMC Electronic Materials                                       819,624
         5,300       (1)   Marvell Technology Group Ltd.                                   286,730
        21,600       (1)   Mastec, Inc.                                                    306,072
        12,100       (1)   NVIDIA Corp.                                                    692,846
        30,900      (1,2)  Powerwave Technologies, Inc.                                    416,841
        22,100       (1)   Redback Networks, Inc.                                          479,349
        22,800       (1)   Sybase, Inc.                                                    481,536
        17,300       (1)   Synopsys, Inc.                                                  386,655
        25,300      (1,2)  aQuantive, Inc.                                                 595,562
                               TOTAL                                                     13,961,281
                           Materials--2.8%
         4,800       (2)   Freeport-McMoRan Copper & Gold, Inc., Class B                   286,896
        17,500      (1,2)  Meridian Gold, Inc.                                             518,875
         5,400             Phelps Dodge Corp.                                              434,862
         4,600             Potash Corp. of Saskatchewan, Inc.                              405,214
                               TOTAL                                                      1,645,847
                           Telecommunication Services--3.1%
        16,900      (1,2)  American Tower Systems Corp.                                    512,408
        13,800       (1)   Crown Castle International Corp.                                391,230
        15,900      (1,2)  NII Holdings, Inc.                                              937,623
                               TOTAL                                                      1,841,261
                           Utilities--0.8%
         6,700             Entergy Corp.                                                   461,898
                               TOTAL COMMON STOCKS (IDENTIFIED COST $46,240,644)         59,295,522

                           REPURCHASE AGREEMENTS--26.4%
  $     299,000            Interest in $2,500,000,000 joint repurchase agreement
                           4.83%, dated 3/31/2006 under which UBS Securities
                           LLC, will repurchase U.S. Government Agency
                           securities with various maturities to 3/25/2036 for
                           $2,501,006,250 on 4/3/2006.  The market value of the
                           underlying securities at the end of the period was
                           $2,560,315,050.                                                 299,000
       8,000,000           Interest in $2,000,000,000 joint repurchase agreement
                           4.84%, dated 3/31/2006 under which Bear Stearns & Co.
                           Inc. will repurchase U.S. Government Agency
                           securities with various maturities to 3/25/2036 for
                           $2,000,806,667 on 4/3/2006.  The market value of the
                           underlying securities at the end of the period was
                           $2,060,005,428 (purchased with proceeds from
                           securities lending collateral).                                8,000,000
       7,450,000           Interest in $1,000,000,000 joint repurchase agreement
                           4.84%, dated 3/31/2006 under which Morgan Stanley &
                           Co. Inc. will repurchase a U.S. Government Agency
                           security with a maturity of 7/1/2035 for
                           $1,000,403,333 on 4/3/2006.  The market value of the
                           underlying securities at the end of the period was
                           $1,020,000,001 (purchased with proceeds from
                           securities lending collateral).                                7,450,000
                                                                                 ----------------------
                                                                                 ----------------------
                               TOTAL REPURCHASE AGREEMENTS (AT COST)                     15,749,000
                               TOTAL INVESTMENTS -125.8%
                           ======================================================
                               (IDENTIFIED COST $61,989,644)                             75,044,522
                               OTHER ASSETS AND LIABILITIES - NET -(25.8)%              (15,367,924)
                               TOTAL NET ASSETS - 100%                             $     59,676,598

==============================================================================

     1 Non-income producing security.
     2 All or a portion of these securities are temporarily on loan to unaffiliated brokers/dealers. As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
       Market Value of Securities Loaned   Market Value of Collateral
       $14,759,158                         $15,450,000
     3 At March 31, 2006, the cost of investments for federal tax purposes was $61,989,644. The net unrealized appreciation of investments for federal tax purposes was $13,054,878.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,487,876 and net unrealized depreciation from investments for those securities having an excess of cost over value of $432,998.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt





FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

        Principal
         Amount                                                                             Value

                           ASSET-BACKED SECURITIES--2.6%
                           Finance - Automotive--1.2%
  $      311,672     (1)   Capital Auto Receivables Asset Trust 2006-1, Class A1,
                           4.642%, 2/15/2007                                        $      311,671
         188,040     (1)   Ford Credit Auto Owner Trust 2006-A, Class A1, 4.724%,
                           11/15/2006                                                      188,040
         360,731           Nissan Auto Lease Trust 2005-A, Class A1, 4.271%,
                           11/15/2006                                                      360,731
                               TOTAL                                                       860,442
                           Finance - Equipment--1.4%
        1,000,000          CIT Equipment Collateral 2006-VT1, Class A1, 4.989%,
                           3/20/2007                                                      1,000,000
                               TOTAL ASSET-BACKED SECURITIES                              1,860,442

                           CERTIFICATES OF DEPOSIT--2.7%
                           Banking--2.7%
         500,000           Credit Suisse, Zurich, 4.920%, 2/5/2007                         500,000
        1,000,000          Deutsche Bank AG, 4.405%, 10/4/2006                            1,000,025
         500,000           Wells Fargo Bank, N.A., 4.840%, 1/30/2007                       499,920
                               TOTAL CERTIFICATES OF DEPOSIT                              1,999,945

                           COLLATERALIZED LOAN AGREEMENTS--20.6%
                           Banking--5.5%
        2,000,000          Credit Suisse First Boston LLC, 4.995%, 4/3/2006               2,000,000
        2,000,000          Greenwich Capital Markets, Inc., 5.000%, 4/3/2006              2,000,000
                               TOTAL                                                      4,000,000
                           Brokerage--15.1%
        2,000,000          Bear Stearns & Co., Inc., 4.995%, 4/3/2006                     2,000,000
        3,000,000          Citigroup Global Markets, Inc., 4.975%, 4/3/2006               3,000,000
        2,000,000          Goldman Sachs & Co., 4.945%, 4/3/2006                          2,000,000
        2,000,000          Lehman Brothers, Inc., 5.025%, 4/3/2006                        2,000,000
        2,000,000          Merrill Lynch & Co., Inc., 5.025%, 4/3/2006                    2,000,000
                               TOTAL                                                     11,000,000
                               TOTAL COLLATERALIZED LOAN AGREEMENTS                      15,000,000

                           COMMERCIAL PAPER --19.1%(2)
                           Banking--5.5%
        2,000,000    (1)   Long Lane Master Trust IV, (Bank of America N.A. SWP),
                           4.570%, 4/3/2006                                               1,999,492
        2,000,000    (1)   Picaros Funding LLC, (KBC Bank N.V. GTD), 4.600% -
                           4.770%, 4/18/2006 - 4/27/2006                                  1,994,383
                               TOTAL                                                      3,993,875
                           Consumer Products--1.0%
         700,000     (1)   Fortune Brands, Inc., 4.680%, 4/12/2006                         698,999
                           Electrical Equipment--1.0%
         700,000           Whirlpool Corp., 4.720% - 4.840%, 4/7/2006 - 4/26/2006          698,677
                           Finance - Automotive--5.4%
         500,000           DaimlerChrysler North America Holding Corp., 4.750%,
                           4/12/2006                                                       499,274
        2,496,000          FCAR Auto Loan Trust (Series A1+/P1), 4.560% - 4.750%,
                           6/2/2006 - 7/5/2006                                            2,469,818
        1,000,000          FCAR Auto Loan Trust (Series A1/P1), 4.760%, 5/8/2006           995,108
                               TOTAL                                                      3,964,200
                           Finance - Commercial--0.7%
         475,000           CIT Group, Inc., 4.380%, 4/21/2006                              473,844
                           Finance - Equipment--0.5%
         400,000           John Deere Finance S.A., (John Deere Capital Corp.
                           GTD), 4.870%, 5/9/2006                                          397,944
                           Finance - Securities--2.7%
        1,000,000    (1)   Grampian Funding LLC, 4.860%, 6/30/2006                         987,850
        1,000,000    (1)   Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                           4.525%, 5/17/2006                                               994,218
                               TOTAL                                                      1,982,068
                           Food & Beverage--0.5%
         400,000     (1)   General Mills, Inc., 4.850%, 4/18/2006                          399,084
                           Oil & Oil Finance--0.8%
         600,000     (1)   ConocoPhillips, 4.850%, 4/24/2006                               598,145
                           Retail--1.0%
         700,000     (1)   Federated Retail Holdings, Inc., (Federated Department
                           Stores, Inc. GTD), 4.800%, 4/19/2006                            698,320
                               TOTAL COMMERCIAL PAPER                                    13,905,156

                           CORPORATE BONDS--0.7%
                           Banking--0.7%
         500,000           Citigroup, Inc., 5.750%, 5/10/2006                              500,340

                           CORPORATE NOTES--2.0%
                           Finance - Securities--2.0%
        1,000,000    (1)   Beta Finance, Inc., 4.010%, 7/25/2006                          1,000,000
         500,000     (1)   Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                           4.020%, 7/21/2006                                               500,000
                               TOTAL CORPORATE NOTES                                      1,500,000

                           LOAN PARTICIPATION--1.9%
                           Finance - Retail--1.9%
        1,400,000          Countrywide Home Loans, Inc., 4.800% - 4.830%,
                           4/20/2006 - 5/5/2006                                           1,400,000

                           NOTES - VARIABLE --44.9%(3)
                           Banking--31.2%
        1,000,000          Barclays Bank PLC, 4.603%, 4/5/2006                             999,955
        3,250,000    (1)   Commonwealth Bank of Australia, Sydney, 4.779%,
                           4/24/2006                                                      3,250,040
         500,000           Credit Suisse, Zurich, 4.570%, 4/17/2006                        500,000
        1,000,000    (1)   DePfa Bank PLC, 4.920%, 6/15/2006                              1,000,055
         600,000           Greenwich Capital Holdings, Inc., (Greenwich Capital
                           Holdings, Inc. LOC), 4.781%, 4/28/2006                          600,000
        1,000,000          Greenwich Capital Holdings, Inc., (Royal Bank of
                           Scotland PLC, Edinburgh GTD), 4.630%, 4/7/2006                 1,000,000
        1,000,000    (1)   HBOS Treasury Services PLC, 4.661%, 4/10/2006                  1,000,000
        3,715,000          Home City Ice Co. & H.C. Transport (Series 2000),
                           (U.S. Bank, N.A. LOC), 4.820%, 4/6/2006                        3,715,000
        2,000,000          Kansas City, MO Tax Increment Financing Commission,
                           President Hotel, (MBIA Insurance Corp. INS), 4.879%,
                           4/6/2006                                                       2,000,000
        1,160,000          Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003
                           - B), (Fulton Bank LOC), 4.820%, 4/6/2006                      1,160,000
        3,875,000          North Shore Business Development LLC (Series 2004),
                           (Columbus Bank and Trust Co., GA LOC), 4.830%, 4/6/2006        3,875,000
        2,485,000          Prospects Aggregates, Inc. (Series 2004), (Fulton Bank
                           LOC), 4.820%, 4/6/2006                                         2,485,000
         140,000           Roby Co. Ltd. Partnership, (Huntington National Bank,
                           Columbus, OH LOC), 5.079%, 4/6/2006                             140,000
        1,000,000    (1)   Westpac Banking Corp. Ltd., Sydney, 4.721%, 4/17/2006          1,000,000
                               TOTAL                                                     22,725,050
                           Brokerage--1.4%
        1,000,000          Goldman Sachs Group, Inc., 4.670%, 4/3/2006                    1,000,230
                           Finance - Retail--1.4%
        1,000,000    (1)   Paradigm Funding LLC, 4.630% - 4.778%, 4/7/2006 -
                           4/25/2006                                                      1,000,000
                           Finance - Securities--4.1%
        1,000,000    (1)   Beta Finance, Inc., 4.770%, 5/22/2006                          1,000,149
        2,000,000    (1)   Sigma Finance, Inc., (Sigma Finance Corp. GTD),
                           4.704%, 4/17/2006                                              1,999,994
                               TOTAL                                                      3,000,143
                           Insurance--4.1%
        1,000,000          Jackson National Life Insurance Co., 4.730%, 4/1/2006          1,000,000
        2,000,000    (1)   Pacific Life Global Funding, 4.681%, 4/4/2006                  2,000,179
                               TOTAL                                                      3,000,179
                           Pharmaceuticals and Health Care--2.7%
        2,000,000    (1)   Eli Lilly Services, Inc., (Eli Lilly & Co. GTD),
                           4.600%, 4/3/2006                                               2,000,000
                               TOTAL NOTES - VARIABLE                                    32,725,602

                           REPURCHASE AGREEMENT--5.1%
        3,698,000          Interest in 3,450,000,000 joint repurchase agreement
                           4.840%, dated 3/31/2006, under which Bank of America
                           N.A., will repurchase U.S. Government Agency
                           securities with various maturities to 5/1/2035 for
                           $3,451,391,500 on 4/3/2006. The market value of the
                           underlying securities at the end of the period was
                           $3,519,000,000.                                                3,698,000
                               TOTAL INVESTMENTS- 99.6%
                           -------------------------------------------------------
                               (AT AMORTIZED COST)(4)                                    72,589,485
                               OTHER ASSETS AND LIABILITIES - NET - 0.4%                   255,119
                               TOTAL NET ASSETS - 100%                              $    72,844,604

================================================================================
     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $24,620,619 which represents 33.8% of total net assets.
     2 Discount rate at time of purchase.
     3 Floating rate note with current rate and next reset date shown.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

GTD         --Guaranteed
IDA         --Industrial Development Authority
INS         --Insured
LOC         --Letter of Credit
SWP         --Swap Agreement





FEDERATED QUALITY BOND FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Principal
       Amount or
        Shares                                                                          Value

                        ASSET-BACKED SECURITIES--0.1%
                        Home Equity Loan--0.1%
  $     327,658         Residential Asset Mortgage Products, Inc. 2003-RS11,
                        Class AIIB, 5.148%, 12/25/2033                            $    327,761
        301,114         Residential Asset Securities Corp. 2003-KS11, Class
                        AIIB, 5.118%, 1/25/2034                                        301,463
                            TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                            $628,773)                                                  629,224

                        COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
                        Federal National Mortgage Association--0.9%
        4,869,663       Federal National Mortgage Association REMIC 2002-52 FG,
                        5.31813%, 9/25/2032 (IDENTIFIED COST $4,866,620)              4,898,371

                        CORPORATE BONDS--90.5%
                        Basic Industry - Chemicals--0.6%
       2,220,000        Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                    2,085,202
       1,300,000        Praxair, Inc., 3.95%, 6/1/2013                                1,181,082
                            TOTAL                                                     3,266,284
                        Basic Industry - Metals & Mining--3.4%
       2,360,000        Alcan, Inc., 5.00%, 6/1/2015                                  2,223,363
       1,300,000        BHP Finance (USA), Inc., 4.80%, 4/15/2013                     1,250,158
        930,000         BHP Finance (USA), Inc., 5.00%, 12/15/2010                     916,405
       2,137,000        Barrick Gold Corp., Deb., 7.50%, 5/1/2007                     2,184,573
       5,020,000   (1)  Codelco, Inc., 4.75%, 10/15/2014                              4,721,561
       2,000,000        Inco Ltd., 5.70%, 10/15/2015                                  1,922,562
       1,400,000        Newmont Mining Corp., 5.875%, 4/1/2035                        1,315,666
       1,250,000        Noranda, Inc., 6.00%, 10/15/2015                              1,225,420
       2,300,000        Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                     2,351,028
                            TOTAL                                                     18,110,736
                        Basic Industry - Paper--1.5%
       1,300,000        International Paper Co., 4.25%, 1/15/2009                     1,255,913
       3,610,000        Louisiana-Pacific Corp., 8.875%, 8/15/2010                    3,972,040
        500,000         Westvaco Corp., 7.65%, 3/15/2027                               545,116
       2,000,000        Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                    2,126,900
                            TOTAL                                                     7,899,969
                        Capital Goods - Aerospace & Defense--1.7%
       2,480,000   (1)  BAE Systems Holdings, Inc., 4.75%, 8/15/2010                  2,386,099
        750,000         Boeing Capital Corp., 5.65%, 5/15/2006                         750,520
       1,500,000        Boeing Co., Note, 5.125%, 2/15/2013                           1,472,519
        584,000         Raytheon Co., Note, 6.75%, 8/15/2007                           594,850
       2,000,000        Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                  1,979,448
       1,800,000        Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013              1,711,508
                            TOTAL                                                     8,894,944
                        Capital Goods - Building Materials--1.0%
       1,430,000        CRH America, Inc., 5.30%, 10/15/2013                          1,380,502
       3,700,000        Masco Corp., Note, 5.875%, 7/15/2012                          3,683,190
                            TOTAL                                                     5,063,692
                        Capital Goods - Diversified Manufacturing--2.8%
       1,530,000        Briggs & Stratton Corp., Company Guarantee, 8.875%,
                        3/15/2011                                                     1,698,300
       1,600,000        Emerson Electric Co., 4.50%, 5/1/2013                         1,513,163
       1,200,000        Emerson Electric Co., Note, 5.00%, 10/15/2008                 1,192,118
       2,300,000   (1)  Hutchison Whampoa Ltd., 6.50%, 2/13/2013                      2,366,546
       2,750,000        Kennametal, Inc., 7.20%, 6/15/2012                            2,920,352
       1,275,000        Thomas & Betts Corp., Note, 7.25%, 6/1/2013                   1,344,199
       2,000,000        Tyco International Group, Company Guarantee, 6.375%,
                        10/15/2011                                                    2,057,137
       2,000,000        Tyco International Group, Note, 5.80%, 8/1/2006               2,003,072
                            TOTAL                                                     15,094,887
                        Capital Goods - Environmental--1.4%
        750,000         Waste Management, Inc., 7.375%, 8/1/2010                       801,476
       4,000,000        Waste Management, Inc., Note, 7.00%, 10/15/2006               4,035,304
       2,575,000        Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007           2,637,954
                            TOTAL                                                     7,474,734
                        Communications - Media & Cable--2.0%
        800,000         Comcast Corp., 7.05%, 3/15/2033                                827,201
       4,000,000        Continental Cablevision, Sr. Note, 8.30%, 5/15/2006           4,013,298
       2,000,000        Cox Communications, Inc., 7.125%, 10/1/2012                   2,100,844
        850,000         Cox Communications, Inc., Note, 3.875%, 10/1/2008              814,563
       1,800,000        Cox Communications, Inc., Unsecd. Note, 5.45%,
                        12/15/2014                                                    1,709,554
        940,000         Lenfest Communications, Inc., Sr. Sub. Note, 10.50%,
                        6/15/2006                                                      953,888
                            TOTAL                                                     10,419,348
                        Communications - Media Noncable--3.9%
       3,000,000        British Sky Broadcasting Group PLC, 8.20%, 7/15/2009          3,234,654
       2,000,000        British Sky Broadcasting Group PLC, Unsecd. Note,
                        7.30%, 10/15/2006                                             2,019,694
       2,000,000        Clear Channel Communications, Inc., 3.125%, 2/1/2007          1,959,550
       2,000,000        Clear Channel Communications, Inc., 6.00%, 11/1/2006          2,005,112
       4,015,000        Grupo Televisa S.A., 6.625%, 3/18/2025                        4,056,354
       2,000,000        News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013        2,355,616
       1,500,000        Reed Elsevier, Inc., 4.625%, 6/15/2012                        1,406,317
       1,905,000        Reed Elsevier, Inc., 6.75%, 8/1/2011                          1,992,306
        100,000         Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006       100,223
       2,000,000        Univision Communications, Inc., Sr. Note, 3.50%,
                        10/15/2007                                                    1,936,340
                            TOTAL                                                     21,066,166
                        Communications - Telecom Wireless--1.8%
       2,090,000        America Movil S.A. de C.V., Note, 5.75%, 1/15/2015            2,033,674
       1,900,000        Sprint Capital Corp., 6.375%, 5/1/2009                        1,951,700
       2,000,000        Sprint Capital Corp., Company Guarantee, 6.125%,
                        11/15/2008                                                    2,035,637
        940,000         Sprint Capital Corp., Company Guarantee, 8.75%,
                        3/15/2032                                                     1,175,824
       2,000,000        Sprint Capital Corp., Note, 8.375%, 3/15/2012                 2,260,989
                            TOTAL                                                     9,457,824
                        Communications - Telecom Wirelines--3.9%
       3,000,000        BellSouth Corp., 5.20%, 9/15/2014                             2,876,162
       2,000,000        Citizens Communications Co., 7.625%, 8/15/2008                2,080,000
       1,000,000        Citizens Communications Co., Unsecd. Note, 9.25%,
                        5/15/2011                                                     1,102,500
       1,500,000        Deutsche Telekom International Finance BV, 5.25%,
                        7/22/2013                                                     1,446,632
       2,750,000   (1)  KT Corp., Note, 5.875%, 6/24/2014                             2,758,513
       3,000,000        SBC Communications, Inc., 5.10%, 9/15/2014                    2,856,398
        750,000         Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                 751,026
       4,200,000        Telefonos de Mexico, Note, 4.50%, 11/19/2008                  4,081,980
       3,000,000        Verizon Global Funding, Note, 4.00%, 1/15/2008                2,931,443
                            TOTAL                                                     20,884,654
                        Consumer Cyclical - Automotive--4.4%
       4,000,000        DaimlerChrysler North America Holding Corp., 5.715%,
                        8/8/2006                                                      4,010,055
       3,000,000        DaimlerChrysler North America Holding Corp., 6.50%,
                        11/15/2013                                                    3,056,230
       3,050,000        DaimlerChrysler North America Holding Corp., Unsecd.
                        Note, 4.05%, 6/4/2008                                         2,954,399
       2,000,000        Ford Motor Credit Co., Note, 6.50%, 1/25/2007                 1,992,728
       6,000,000        Ford Motor Credit Co., Note, 7.375%, 10/28/2009               5,645,094
       1,800,000   (1)  Harley Davidson, Inc., 3.625%, 12/15/2008                     1,717,250
       1,000,000        Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011             984,824
       2,840,000   (1)  Nissan Motor Acceptance Corp., 4.625%, 3/8/2010               2,751,717
        540,000    (1)  Nissan Motor Acceptance Corp., Sr. Unsecd. Note,
                        5.625%, 3/14/2011                                              539,280
                            TOTAL                                                     23,651,577
                        Consumer Cyclical - Entertainment--0.8%
       3,100,000        Carnival Corp., 3.75%, 11/15/2007                             3,025,900
        250,000         International Speedway Corp., 4.20%, 4/15/2009                 240,910
       1,250,000        International Speedway Corp., 5.40%, 4/15/2014                1,216,293
                            TOTAL                                                     4,483,103
                        Consumer Cyclical - Retailers--0.9%
       2,140,126   (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                 2,023,436
       1,560,000        Home Depot, Inc., 5.40%, 3/1/2016                             1,546,286
       1,000,000        Target Corp., 5.875%, 3/1/2012                                1,025,735
        295,000         Target Corp., Unsecd. Note, 7.50%, 8/15/2010                   319,780
                            TOTAL                                                     4,915,237
                        Consumer Cyclical - Services--0.1%
        250,000         Boston University, 7.625%, 7/15/2097                           284,711
                        Consumer Non-Cyclical Food/Beverage--2.5%
       1,760,000        Bottling Group LLC, Note, 5.50%, 4/1/2016                     1,740,659
       1,385,000        Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006            1,364,490
       4,500,000        General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006         4,435,949
       6,000,000        Kraft Foods, Inc., Note, 4.625%, 11/1/2006                    5,977,293
                            TOTAL                                                     13,518,391
                        Consumer Non-Cyclical Health Care--1.9%
       3,000,000        Anthem, Inc., 6.80%, 8/1/2012                                 3,188,047
       1,380,000        Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010            1,325,639
       2,320,000        Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                2,269,032
       1,310,000        Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015      1,236,813
       2,340,000        UnitedHealth Group, Inc., 5.25%, 3/15/2011                    2,321,221
                            TOTAL                                                     10,340,752
                        Consumer Non-Cyclical Pharmaceuticals--2.2%
       2,500,000        Genentech, Inc., Note, 4.40%, 7/15/2010                       2,413,604
       6,000,000        Pfizer, Inc., 4.50%, 2/15/2014                                5,728,950
        990,000         Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                   1,071,840
       2,700,000        Wyeth, Unsecd. Note, 5.50%, 2/1/2014                          2,664,953
                            TOTAL                                                     11,879,347
                        Consumer Non-Cyclical Supermarkets--0.4%
       1,950,000        Kroger Co., 7.25%, 6/1/2009                                   2,041,373
                        Consumer Non-Cyclical Tobacco--0.1%
        750,000         Altria Group, Inc., 5.625%, 11/4/2008                          753,423
                        Energy - Independent--2.2%
        600,000         Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                        10/15/2006                                                     605,856
        500,000         Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009            521,977
       3,280,000        Canadian Natural Resources Ltd., 4.90%, 12/1/2014             3,118,365
       1,200,000   (1)  EOG Co. of Canada, Company Guarantee, Series 144A,
                        7.00%, 12/1/2011                                              1,282,201
        335,000    (1)  Pemex Project Funding Master, 5.75%, 12/15/2015                321,684
       2,500,000        Pemex Project Funding Master, Company Guarantee,
                        9.125%, 10/13/2010                                            2,802,500
       2,171,400   (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009           2,071,655
        980,000    (1)  Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014            980,000
                            TOTAL                                                     11,704,238
                        Energy - Integrated--1.7%
       1,250,000        Husky Oil Ltd., Deb., 7.55%, 11/15/2016                       1,413,117
       3,500,000        Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                  3,533,041
       2,000,000        Petro-Canada, Note, 5.00%, 11/15/2014                         1,903,592
       2,130,000   (1)  Statoil ASA, 5.125%, 4/30/2014                                2,085,871
                            TOTAL                                                     8,935,621
                        Energy - Refining--0.5%
       3,000,000        Valero Energy Corp., Note, 4.75%, 4/1/2014                    2,814,501
                        Financial Institution - Banking--12.5%
       2,500,000        Astoria Financial Corp., Note, 5.75%, 10/15/2012              2,472,327
       1,500,000        Chase Manhattan Corp., Note, 6.375%, 2/15/2008                1,529,162
        675,000         City National Bank, Sub. Note, 6.375%, 1/15/2008               690,664
       1,974,000        Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015             1,985,532
       1,500,000        Corp Andina De Fomento, Bond, 7.375%, 1/18/2011               1,596,480
       4,200,000        HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035       4,127,173
       1,120,000        HSBC Finance Corp., 4.75%, 4/15/2010                          1,091,164
       3,660,000        HSBC Finance Corp., 5.00%, 6/30/2015                          3,451,573
       1,900,000        Household Finance Corp., 6.40%, 6/17/2008                     1,942,795
       2,300,000        Hudson United Bancorp, 7.00%, 5/15/2012                       2,460,542
       1,670,000        J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027          2,039,121
       4,300,000        J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014         4,162,306
       8,600,000        J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011           9,058,078
       4,450,000        Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%,
                        3/15/2010                                                     4,305,050
       1,074,000        PNC Financial Services Group, Company Guarantee,
                        8.625%, 12/31/2026                                            1,142,712
       2,660,000        PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                2,837,866
       3,620,000   (1)  Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010            3,499,773
       1,160,000        State Street Bank and Trust Co., Sub. Note, 5.30%,
                        1/15/2016                                                     1,141,895
       4,000,000        U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                 3,846,878
       2,500,000        Wachovia Bank N.A., 4.80%, 11/1/2014                          2,362,662
        250,000         Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                 249,136
       1,600,000        Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015               1,517,181
       2,000,000        Wachovia Corp., Sub. Note, 5.625%, 12/15/2008                 2,017,525
       2,900,000        Washington Mutual Bank, 5.125%, 1/15/2015                     2,750,151
       2,000,000        Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011          2,123,233
       2,310,000        Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                   2,265,047
                            TOTAL                                                     66,666,026
                        Financial Institution - Brokerage--7.0%
       4,530,000        Amvescap PLC, Note, 4.50%, 12/15/2009                         4,395,124
       1,900,000        Amvescap PLC, Sr. Note, 5.90%, 1/15/2007                      1,905,709
       3,400,000        Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009      3,215,648
       1,750,000   (1)  FMR Corp., 4.75%, 3/1/2013                                    1,672,725
       3,500,000   (1)  FMR Corp., Bond, 7.57%, 6/15/2029                             4,178,885
       1,000,000        Franklin Resources, Inc., 3.70%, 4/15/2008                     968,614
       3,500,000        Goldman Sachs Group, Inc., 3.875%, 1/15/2009                  3,376,695
       1,500,000        Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%,
                        10/1/2009                                                     1,595,120
       1,270,000        Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006               1,281,232
       2,750,000        Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010             3,009,476
       3,400,000        Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009            3,272,795
       2,000,000        Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006            2,004,988
       4,200,000        Morgan Stanley Group, Inc., 5.30%, 3/1/2013                   4,114,953
       1,000,000        Morgan Stanley, Note, 4.00%, 1/15/2010                         952,845
        690,000         Nuveen Investments, 5.00%, 9/15/2010                           669,863
        690,000         Nuveen Investments, 5.50%, 9/15/2015                           665,632
                            TOTAL                                                     37,280,304
                        Financial Institution - Finance Noncaptive--7.5%
       1,750,000        American Express Co., 3.75%, 11/20/2007                       1,711,522
       4,000,000        American Express Co., 4.75%, 6/17/2009                        3,948,365
       2,650,000   (1)  American International Group, Inc., 4.70%, 10/1/2010          2,563,301
       3,225,000        Berkshire Hathaway, Inc., Company Guarantee, 4.85%,
                        1/15/2015                                                     3,076,789
       4,000,000        Capital One Financial Corp., Note, 7.125%, 8/1/2008           4,146,024
       3,250,000        General Electric Capital Corp., 3.75%, 12/15/2009             3,084,530
       3,000,000        General Electric Capital Corp., Note, 3.50%, 5/1/2008         2,900,713
       4,275,000        International Lease Finance Corp., 4.875%, 9/1/2010           4,166,195
       3,000,000        MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008         3,011,150
       3,500,000        MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%,
                        6/20/2006                                                     3,508,759
       2,100,000        Residential Capital Corp., 6.00%, 2/22/2011                   2,085,405
       4,520,000        SLM Corp., Floating Rate Note, 5.61%, 12/15/2014              4,267,151
       1,500,000        SLM Corp., Note, 4.00%, 1/15/2010                             1,428,842
                            TOTAL                                                     39,898,746
                        Financial Institution - Insurance - Life--0.9%
       1,800,000        AXA Financial, Inc., Note, 6.50%, 4/1/2008                    1,839,442
       2,000,000   (1)  Pacific LifeCorp., Bond, 6.60%, 9/15/2033                     2,117,143
        700,000    (1)  Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006        699,896
        250,000    (1)  Union Central Life Insurance Co., Note, 8.20%, 11/1/2026       272,766
                            TOTAL                                                     4,929,247
                        Financial Institution- Insurance - P&C--1.8%
       2,700,000   (1)  Liberty Mutual Group, Inc., Unsecd. Note, 5.75%,
                        3/15/2014                                                     2,620,267
       1,500,000   (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                   1,475,448
        250,000         MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028              260,758
       1,900,000   (1)  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033               1,866,465
        370,000         The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note,
                        5.50%, 12/1/2015                                               363,816
        400,000         USF&G Corp., Company Guarantee, 8.47%, 1/10/2027               422,992
       2,750,000   (1)  ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%,
                        12/15/2065                                                    2,680,882
                            TOTAL                                                     9,690,628
                        Financial Institution- REITs--3.2%
       2,750,000        Archstone-Smith Trust, 5.00%, 8/15/2007                       2,735,229
       3,500,000        Archstone-Smith Trust, 5.625%, 8/15/2014                      3,474,260
       3,150,000        EOP Operating LP, 7.75%, 11/15/2007                           3,259,238
       1,570,000   (1)  Prologis, Note, 5.25%, 11/15/2010                             1,546,963
       1,250,000        Prologis, Sr. Note, 5.50%, 4/1/2012                           1,236,571
       2,470,000        Simon Property Group, Inc., 6.35%, 8/28/2012                  2,552,230
       2,000,000        Simon Property Group, Inc., 6.375%, 11/15/2007                2,031,539
                            TOTAL                                                     16,836,030
                        Foreign-Local-Government--1.1%
       5,500,000        Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                      5,683,243
                        Municipal Services--0.2%
        895,000    (1)  Army Hawaii Family Housing, 5.524%, 6/15/2050                  862,834
                        Sovereign--1.8%
       7,000,000        KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                      6,858,710
        500,000         Sweden, Government of, Deb., 10.25%, 11/1/2015                 583,450
       2,000,000        United Mexican States, 6.625%, 3/3/2015                       2,090,600
                            TOTAL                                                     9,532,760
                        Technology--3.6%
       2,535,000        Cisco Systems, Inc., Note, 5.25%, 2/22/2011                   2,517,089
       5,000,000        Deluxe Corp., 5.125%, 10/1/2014                               4,133,100
       1,510,000        Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%,
                        3/15/2011                                                     1,505,077
       2,588,000        First Data Corp., 4.70%, 11/1/2006                            2,580,146
       3,150,000        IBM Corp., 4.875%, 10/1/2006                                  3,145,299
       3,890,000   (1)  Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011              3,798,643
       1,250,000        Unisys Corp., 8.125%, 6/1/2006                                1,284,375
                            TOTAL                                                     18,963,729
                        Transportation - Airlines--0.9%
       4,484,000        Southwest Airlines Co., 6.50%, 3/1/2012                       4,635,094
                        Transportation - Railroads--1.5%
       2,020,000        Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015         1,925,245
        195,193         Burlington Northern Santa Fe Corp., Pass Thru Cert.,
                        7.57%, 1/2/2021                                                219,417
       3,160,000        Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006        3,221,293
        460,000         Norfolk Southern Corp., Note, 6.75%, 2/15/2011                 485,679
       2,210,000        Union Pacific Corp., 4.875%, 1/15/2015                        2,100,452
                            TOTAL                                                     7,952,086
                        Transportation - Services--0.5%
       2,700,000        FedEx Corp., Note, 2.65%, 4/1/2007                            2,631,641
                        Utility - Electric--5.4%
       1,400,000        Alabama Power Co., 4.70%, 12/1/2010                           1,362,059
       2,490,000        American Electric Power Co., Inc., Note, 6.125%,
                        5/15/2006                                                     2,492,980
       2,740,000        Consolidated Natural Gas Co., 5.00%, 12/1/2014                2,578,846
       1,000,000        Dominion Resources, Inc., 5.04875%, 5/15/2006                  999,727
       1,865,000        Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                1,914,646
        940,000         Exelon Generation Co. LLC, 6.95%, 6/15/2011                    995,853
       4,800,000        FirstEnergy Corp., 5.50%, 11/15/2006                          4,801,944
       1,000,000        Florida Power & Light Co., 1st Mtg. Bond, 6.00%,
                        6/1/2008                                                      1,013,062
       2,000,000        MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031       2,173,963
       2,000,000        PSEG Power LLC, 6.875%, 4/15/2006                             2,000,895
       1,750,000        PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011           1,903,889
       3,660,000        Pacific Gas & Electric Co., Unsecd. Note, 4.20%,
                        3/1/2011                                                      3,450,999
       1,480,000        Scottish Power PLC, 4.91%, 3/15/2010                          1,448,558
       1,430,000        Westar Energy, Inc., 5.875%, 7/15/2036                        1,316,216
                            TOTAL                                                     28,453,637
                        Utility - Natural Gas Distributor--0.9%
       5,010,000        Atmos Energy Corp., 4.00%, 10/15/2009                         4,763,875
                            TOTAL CORPORATE BONDS (IDENTIFIED COST $490,715,483)     481,735,392

                        CORPORATE NOTE--0.6%
                        Communications - Telecom Wirelines--0.6%
       3,385,000        Telecom Italia Capital, Note, 4.875%, 10/1/2010
                        (IDENTIFIED COST $3,378,208)                                  3,267,596

                        GOVERNMENT/AGENCY--1.7%
                        Sovereign--1.7%
       7,800,000        United Mexican States, Note, 9.875%, 2/1/2010
                        (IDENTIFIED COST $9,059,019)                                  8,913,840

                        MORTGAGE BACKED SECURITIES--0.0%
                        Federal Home Loan Mortgage Corporation--0.0%
        26,770          6.50%, 4/1/2015                                                 27,309
         8,946          8.00%, 9/1/2030                                                 9,509
                            TOTAL                                                       36,818
                        Government National Mortgage Association--0.0%
        31,242          8.00%, 8/15/2029                                                33,365
         4,340          8.00%, 9/15/2030                                                4,618
                            TOTAL                                                       37,983
                            TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                            $70,607)                                                    74,801

                        MUNICIPALS--0.1%
                        Consumer Cyclical - Services--0.1%
        625,000         Harvard University, Revenue Bonds, 8.125% Bonds,
                        4/15/2007 (IDENTIFIED COST $639,108)                           643,943

                        PREFERRED STOCK--0.1%
                        Financial Institution - Banking--0.1%
         5,000          Citigroup, Inc., Cumulative Pfd., (Series F) $3.18
                        Annual Dividend (IDENTIFIED COST $238,830)                     254,750

                        U.S. TREASURY--0.3%
  $    1,557,390        U.S. Treasury Inflation Protected Note, Series A-2015,
                        1.625%, 1/15/2015 (IDENTIFIED COST $1,547,992)                1,469,371

                        REPURCHASE AGREEMENT--4.3%
      22,696,000        Interest in $2,500,000,000 joint repurchase agreement
                        4.830%, dated 3/31/2006 under which UBS Securities LLC
                        will repurchase U.S. Government Agency securities with
                        various maturities to 3/25/2036 for $2,501,006,250 on
                        4/3/2006. The market value of the underlying securities
                        at the end of the period was $2,560,315,050 (AT COST).        22,696,000
                            TOTAL INVESTMENTS--98.6%                                   24,583,288
                        ========================================================
                             (IDENTIFIED COST $533,840,640)(2)                       5
                            OTHER ASSETS AND LIABILITIES--NET--1.4%                     7,462,529
                            TOTAL NET ASSETS---100%                               $  532,045,817

================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $55,861,801 which represents 10.5% of total net assets.
     2 At March 31, 2006 the cost of investments for federal tax purposes was $533,840,640. The net unrealized depreciation of investments for federal tax purposes was $9,257,352. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,988,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,245,962.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, and municipal bonds, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

REIT        --Real Estate Investment Trust
REMIC       --Real Estate Mortgage Investment Conduit






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Insurance Series

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ John B. Fisher
            John B. Fisher, Principal Executive Officer


Date        May 22, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        May 22, 2006